The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (7.6%)
	AT&T, Inc.	17,241,636	$305,004,541
*	Charter Communications, Inc., Class A	796	295,085
	Comcast Corp., Class A	12,261,715	570,660,216
	Electronic Arts, Inc.	70,615	9,715,212
	Fox Corp., Class A	1,063,792	34,360,482
	Fox Corp., Class B	445,528	13,370,295
»	GCI Liberty, Inc.	59,566	53,874
	Interpublic Group of Cos., Inc.	1,032,861	34,074,084
*	Liberty Broadband Corp., Class A	27,366	2,129,622
*	Liberty Broadband Corp., Class C	210,815	16,538,437
	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,399,676
*	Liberty Media Corp.-Liberty Formula One, Class C	85,292	5,735,887
	Liberty Media Corp.-Liberty Live, Class A	655	24,124
*	Liberty Media Corp.-Liberty SiriusXM, Class A	26,201	796,248
*	Liberty Media Corp.-Liberty SiriusXM, Class C	290,835	8,829,751
*	Meta Platforms, Inc., Class A	640,310	249,810,543
	News Corp., Class A	636,251	15,677,225
#	News Corp., Class B	64,856	1,658,368
*	Take-Two Interactive Software, Inc.	270,926	44,683,825
	T-Mobile U.S., Inc.	1,545,488	249,179,030
	Verizon Communications, Inc.	10,347,826	438,230,431
	Walt Disney Co.	507,694	48,764,009
*	Warner Bros Discovery, Inc.	1,559,390	15,625,088
TOTAL COMMUNICATION SERVICES			2,067,616,053
CONSUMER DISCRETIONARY — (5.7%)
*	Aptiv PLC	777,546	63,237,816
	Aramark	869,099	25,273,399
	Autoliv, Inc.	116,089	12,435,454
	BorgWarner, Inc.	843,050	28,579,395
# *	CarMax, Inc.	346,110	24,636,110
*	Carnival Corp.	936,395	15,525,429
#	Dick's Sporting Goods, Inc.	21,473	3,200,980
	DR Horton, Inc.	2,060,510	294,467,484
	eBay, Inc.	1,892,552	77,727,111
	Ford Motor Co.	8,696,546	101,923,519
	Garmin Ltd.	548,216	65,506,330
	General Motors Co.	4,264,358	165,457,090
	Gentex Corp.	716,667	23,743,178
#	Hyatt Hotels Corp., Class A	133,345	17,117,498
	Lear Corp.	152,782	20,304,728
	Lennar Corp., Class A	1,131,110	169,496,833
#	Lennar Corp., Class B	37,985	5,270,419
#	Lithia Motors, Inc.	1,494	440,506
	LKQ Corp.	1,699,192	79,301,291
#	MGM Resorts International	1,454,296	63,072,817
*	Mohawk Industries, Inc.	4,405	459,221
#	Penske Automotive Group, Inc.	104,673	15,530,333
	Phinia, Inc.	50,460	1,525,910
	PulteGroup, Inc.	1,956,203	204,540,586
	Ralph Lauren Corp.	83,221	11,956,361
# *	Rivian Automotive, Inc., Class A	486,887	7,454,240
#	Tapestry, Inc.	258,509	10,027,564

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Toll Brothers, Inc.	63,758	$6,334,357
*	TopBuild Corp.	4,561	1,683,602
	Whirlpool Corp.	336,791	36,885,350
TOTAL CONSUMER DISCRETIONARY			1,553,114,911
CONSUMER STAPLES — (4.1%)
	Archer-Daniels-Midland Co.	1,387,238	77,102,688
*	BellRing Brands, Inc.	100,936	5,578,733
	Bunge Global SA	609,659	53,704,861
	Campbell Soup Co.	379,984	16,958,686
	Casey's General Stores, Inc.	23,550	6,390,528
	Conagra Brands, Inc.	714,767	20,835,458
	Constellation Brands, Inc., Class A	110,492	27,079,379
*	Coty, Inc., Class A	255,459	3,085,945
*	Darling Ingredients, Inc.	262,807	11,379,543
# *	Dollar Tree, Inc.	794,116	103,727,432
	General Mills, Inc.	1,966,985	127,676,996
	Hormel Foods Corp.	651,465	19,784,992
	J M Smucker Co.	596,633	78,487,071
	Kenvue, Inc.	1,700,946	35,311,639
	Keurig Dr Pepper, Inc.	687,203	21,605,662
	Kraft Heinz Co.	115,564	4,290,891
	Kroger Co.	3,528,698	162,814,126
	Molson Coors Beverage Co., Class B	450,930	27,862,965
	Mondelez International, Inc., Class A	2,725,988	205,185,117
*	Performance Food Group Co.	118,856	8,638,454
	Seaboard Corp.	13	46,839
	Tyson Foods, Inc., Class A	1,379,669	75,550,675
*	U.S. Foods Holding Corp.	853,580	39,273,216
TOTAL CONSUMER STAPLES			1,132,371,896
ENERGY — (13.5%)
	Baker Hughes Co.	2,705,127	77,096,120
#	Chesapeake Energy Corp.	316,657	24,417,421
	Chevron Corp.	4,945,790	729,157,820
	ConocoPhillips	3,750,143	419,528,497
	Coterra Energy, Inc.	2,289,186	56,954,948
	Devon Energy Corp.	1,436,131	60,346,225
	Diamondback Energy, Inc.	596,588	91,719,439
	EOG Resources, Inc.	933,138	106,181,773
	EQT Corp.	682,026	24,143,720
	Exxon Mobil Corp.	10,917,123	1,122,389,472
	HF Sinclair Corp.	287,753	16,255,167
	Kinder Morgan, Inc.	6,257,833	105,882,534
	Marathon Oil Corp.	1,942,732	44,391,426
	Marathon Petroleum Corp.	1,358,505	224,968,428
	Occidental Petroleum Corp.	1,487,423	85,630,942
	ONEOK, Inc.	3,810	260,033
	Ovintiv, Inc.	176,733	7,497,014
	Phillips 66	941,306	135,839,869
	Pioneer Natural Resources Co.	506,358	116,376,259
	Valero Energy Corp.	967,225	134,347,552
	Williams Cos., Inc.	2,741,642	95,025,312
TOTAL ENERGY			3,678,409,971
FINANCIALS — (23.3%)
	Aflac, Inc.	1,432,922	120,852,642
	Allstate Corp.	155,231	24,099,613

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Ally Financial, Inc.	1,842,669	$67,589,099
	American Financial Group, Inc.	157,420	18,953,368
	American International Group, Inc.	1,904,953	132,413,283
*	Arch Capital Group Ltd.	856,949	70,638,306
	Axis Capital Holdings Ltd.	3,443	204,927
	Bank of America Corp.	9,062,195	308,205,218
	Bank of New York Mellon Corp.	2,476,920	137,369,983
*	Berkshire Hathaway, Inc., Class B	1,792,359	687,799,843
	BlackRock, Inc.	2,239	1,733,680
	BOK Financial Corp.	6,114	512,598
	Capital One Financial Corp.	1,477,562	199,943,690
#	Carlyle Group, Inc.	71,690	2,869,034
	Charles Schwab Corp.	3,700	232,804
	Chubb Ltd.	623,230	152,691,350
	Cincinnati Financial Corp.	42,182	4,673,766
	Citigroup, Inc.	2,455,318	137,915,212
	Citizens Financial Group, Inc.	632,526	20,683,600
	CNA Financial Corp.	70,828	3,121,390
	Discover Financial Services	941,871	99,386,228
	Equitable Holdings, Inc.	10,374	339,126
	Everest Group Ltd.	108,975	41,952,106
#	F&G Annuities & Life, Inc.	8,261	370,423
	Fidelity National Financial, Inc.	293,833	14,700,465
	Fidelity National Information Services, Inc.	1,876,852	116,852,806
	Fifth Third Bancorp	3,530,714	120,891,647
#	First Citizens BancShares, Inc., Class A	10,216	15,426,160
*	Fiserv, Inc.	733,273	104,029,441
	Franklin Resources, Inc.	331,384	8,824,756
	Global Payments, Inc.	489,943	65,275,106
	Globe Life, Inc.	35,560	4,367,479
	Goldman Sachs Group, Inc.	749,778	287,922,250
	Hartford Financial Services Group, Inc.	2,087,475	181,526,826
	Huntington Bancshares, Inc.	3,673,080	46,758,308
	Intercontinental Exchange, Inc.	48,980	6,236,623
	Jefferies Financial Group, Inc.	302,462	12,328,351
	JPMorgan Chase & Co.	7,413,686	1,292,650,291
	KeyCorp	2,382,473	34,617,333
	Loews Corp.	619,986	45,172,180
	M&T Bank Corp.	319,482	44,120,464
*	Markel Group, Inc.	7,619	11,408,919
	MetLife, Inc.	1,092,366	75,722,811
	Morgan Stanley	2,664,369	232,439,552
	Northern Trust Corp.	255,346	20,335,755
	Old Republic International Corp.	253,108	7,097,148
	PNC Financial Services Group, Inc.	578,982	87,547,868
	Principal Financial Group, Inc.	1,433,986	113,428,293
	Prudential Financial, Inc.	1,287,996	135,149,420
	Raymond James Financial, Inc.	317,084	34,936,315
	Regions Financial Corp.	4,794,047	89,504,858
	Reinsurance Group of America, Inc.	33,547	5,833,488
	RenaissanceRe Holdings Ltd.	8,876	2,031,095
	State Street Corp.	746,385	55,135,460
	Synchrony Financial	1,421,381	55,249,079
	T Rowe Price Group, Inc.	165,014	17,895,768
	Travelers Cos., Inc.	1,031,317	217,979,161
	Truist Financial Corp.	3,479,840	128,962,870
	U.S. Bancorp	2,723,000	113,113,420
	Unum Group	46,438	2,244,813
	W R Berkley Corp.	214,616	17,572,758

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	37,900	$1,875,292
	Wells Fargo & Co.	5,729,127	287,487,593
	Willis Towers Watson PLC	68,957	16,984,109
TOTAL FINANCIALS			6,366,187,620
HEALTH CARE — (14.2%)
	Abbott Laboratories	548,548	62,068,206
*	Avantor, Inc.	918,028	21,105,464
	Baxter International, Inc.	88,704	3,431,958
	Becton Dickinson & Co.	537,164	128,280,135
*	Biogen, Inc.	548,033	135,177,820
*	BioMarin Pharmaceutical, Inc.	46,049	4,055,996
*	Bio-Rad Laboratories, Inc., Class A	9,965	3,197,669
*	Boston Scientific Corp.	794,102	50,234,892
	Bristol-Myers Squibb Co.	4,906,955	239,802,891
*	Centene Corp.	1,205,509	90,786,883
*	Charles River Laboratories International, Inc.	60,963	13,185,078
	Cigna Group	835,431	251,422,959
	Cooper Cos., Inc.	27,884	10,401,569
	CVS Health Corp.	3,323,279	247,152,259
	Danaher Corp.	1,108,364	265,907,607
*	DaVita, Inc.	1,999	216,212
	Elevance Health, Inc.	680,876	335,971,453
*	Envista Holdings Corp.	11,130	261,555
*	Fortrea Holdings, Inc.	254,689	7,885,171
*	GE HealthCare Technologies, Inc.	1,181,396	86,667,211
	Gilead Sciences, Inc.	2,674,947	209,341,352
# *	Henry Schein, Inc.	124,562	9,322,220
*	Hologic, Inc.	568,784	42,340,281
	Humana, Inc.	391,825	148,133,359
*	Incyte Corp.	99,435	5,843,795
*	Jazz Pharmaceuticals PLC	196,947	24,169,336
	Laboratory Corp. of America Holdings	648,579	144,179,112
	Medtronic PLC	2,136,727	187,049,082
*	Moderna, Inc.	182,534	18,445,061
	Pfizer, Inc.	13,609,155	368,535,917
	Quest Diagnostics, Inc.	905,867	116,340,499
*	Regeneron Pharmaceuticals, Inc.	180,486	170,158,591
	Revvity, Inc.	131,820	14,128,468
	Royalty Pharma PLC, Class A	7,285	206,821
	STERIS PLC	175,910	38,515,494
#	Teleflex, Inc.	5,090	1,236,005
	Thermo Fisher Scientific, Inc.	437,876	236,006,406
*	United Therapeutics Corp.	93,708	20,126,604
	Universal Health Services, Inc., Class B	354,912	56,363,575
	Viatris, Inc.	3,118,355	36,703,038
	Zimmer Biomet Holdings, Inc.	503,026	63,180,066
TOTAL HEALTH CARE			3,867,538,070
INDUSTRIALS — (12.8%)
	AECOM	220,752	19,468,119
	AGCO Corp.	16,608	2,031,657
	AMETEK, Inc.	375,840	60,904,872
*	Builders FirstSource, Inc.	607,115	105,474,089
	Carlisle Cos., Inc.	253,356	79,619,657
	Carrier Global Corp.	4,090	223,764
#	Concentrix Corp.	93,288	8,290,505
	Cummins, Inc.	618,184	147,931,431

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Deere & Co.	63,181	$24,866,778
	Delta Air Lines, Inc.	2,409,410	94,304,307
	Dover Corp.	439,073	65,764,354
	Eaton Corp. PLC	266,902	65,679,244
	EMCOR Group, Inc.	18,831	4,295,539
	Emerson Electric Co.	215,370	19,755,890
	FedEx Corp.	613,891	148,125,759
	Fortive Corp.	502,400	39,277,632
	Fortune Brands Innovations, Inc.	327,445	25,406,458
	General Dynamics Corp.	471,500	124,942,785
	General Electric Co.	1,195,941	158,366,507
*	GXO Logistics, Inc.	115,549	6,283,555
	Huntington Ingalls Industries, Inc.	47,968	12,419,875
	Ingersoll Rand, Inc.	900,199	71,889,892
	Jacobs Solutions, Inc.	302,124	40,717,251
	Johnson Controls International PLC	1,794,060	94,529,021
	Knight-Swift Transportation Holdings, Inc.	2,950	169,271
	L3Harris Technologies, Inc.	391,552	81,607,268
	Leidos Holdings, Inc.	714,993	78,985,277
	ManpowerGroup, Inc.	2,452	181,791
*	Masterbrand, Inc.	14,587	205,239
	MDU Resources Group, Inc.	20,335	396,736
# *	Middleby Corp.	15,036	2,121,129
*	NEXTracker, Inc., Class A	259,476	11,746,479
	Norfolk Southern Corp.	774,293	182,144,685
	Northrop Grumman Corp.	104,888	46,859,763
	Oshkosh Corp.	2,394	263,579
	Otis Worldwide Corp.	876,223	77,493,162
	Owens Corning	520,448	78,863,485
	PACCAR, Inc.	2,024,474	203,236,945
	Parker-Hannifin Corp.	206,155	95,758,997
	Pentair PLC	935,192	68,427,999
	Quanta Services, Inc.	192,502	37,355,013
	Regal Rexnord Corp.	50,964	6,801,655
	Republic Services, Inc.	1,316,788	225,328,763
	RTX Corp.	2,191,554	199,694,400
	Sensata Technologies Holding PLC	234,467	8,480,671
	Snap-on, Inc.	313,561	90,910,741
	Southwest Airlines Co.	1,304,328	38,986,364
	SS&C Technologies Holdings, Inc.	541,482	33,041,232
	Stanley Black & Decker, Inc.	362,099	33,783,837
	Textron, Inc.	1,104,443	93,557,367
	Trane Technologies PLC	344	86,705
	TransUnion	161,436	11,169,757
# *	U-Haul Holding Co.	84,288	5,584,923
	U-Haul Holding Co.	758,592	48,451,271
*	United Airlines Holdings, Inc.	1,071,678	44,346,036
	United Rentals, Inc.	264,633	165,501,478
	Veralto Corp.	367,222	28,162,255
	Vestis Corp.	180,163	3,855,488
	Westinghouse Air Brake Technologies Corp.	360,127	47,381,909
	Xylem, Inc.	154,612	17,384,573
TOTAL INDUSTRIALS			3,488,895,184
INFORMATION TECHNOLOGY — (8.5%)
*	Advanced Micro Devices, Inc.	1,237,646	207,540,858
*	Akamai Technologies, Inc.	273,338	33,683,442
	Amdocs Ltd.	718,388	65,861,812
	Analog Devices, Inc.	1,159,653	223,070,851

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
# *	Aspen Technology, Inc.	2,278	$437,353
	Avnet, Inc.	5,178	234,563
	Cisco Systems, Inc.	3,017,852	151,435,813
	Cognizant Technology Solutions Corp., Class A	2,243,306	173,003,759
	Corning, Inc.	4,090,721	132,907,525
*	DXC Technology Co.	19,272	420,130
*	EPAM Systems, Inc.	5,978	1,662,542
*	F5, Inc.	33,119	6,083,960
*	First Solar, Inc.	93,364	13,659,153
*	Flex Ltd.	1,489,660	35,364,528
# *	GLOBALFOUNDRIES, Inc.	163,292	8,977,794
	Hewlett Packard Enterprise Co.	6,350,484	97,098,900
	HP, Inc.	5,448,876	156,437,230
	Intel Corp.	6,785,602	292,323,734
	Juniper Networks, Inc.	345,250	12,760,440
	Marvell Technology, Inc.	1,003,660	67,947,782
	Microchip Technology, Inc.	2,564	218,402
	Micron Technology, Inc.	1,553,715	133,231,061
*	Okta, Inc.	60,388	4,991,068
*	ON Semiconductor Corp.	565,297	40,209,576
*	Qorvo, Inc.	288,812	28,806,109
	Roper Technologies, Inc.	34,860	18,719,820
*	Salesforce, Inc.	303,016	85,174,768
	Skyworks Solutions, Inc.	491,327	51,324,019
	TD SYNNEX Corp.	53,561	5,355,029
	TE Connectivity Ltd.	1,215,081	172,772,367
*	Teledyne Technologies, Inc.	58,800	24,606,036
*	Trimble, Inc.	23,358	1,187,988
*	Twilio, Inc., Class A	108,045	7,598,805
# *	Unity Software, Inc.	138,425	4,484,970
*	Western Digital Corp.	852,349	48,796,980
*	Zebra Technologies Corp., Class A	28,388	6,800,345
*	Zoom Video Communications, Inc., Class A	167,277	10,807,767
TOTAL INFORMATION TECHNOLOGY			2,325,997,279
MATERIALS — (8.0%)
	Air Products & Chemicals, Inc.	344,448	88,078,798
#	Albemarle Corp.	489,084	56,117,498
	Amcor PLC	2,725,913	25,705,360
	Ball Corp.	112,703	6,249,381
#	Celanese Corp.	154,430	22,591,565
	CF Industries Holdings, Inc.	735,575	55,543,268
*	Cleveland-Cliffs, Inc.	32,376	649,139
	Corteva, Inc.	1,025,707	46,649,154
#	Crown Holdings, Inc.	16,342	1,446,267
	Dow, Inc.	3,246,251	173,999,054
	DuPont de Nemours, Inc.	651,491	40,262,144
	Eastman Chemical Co.	720,826	60,225,012
	Freeport-McMoRan, Inc.	4,433,625	175,970,576
	Huntsman Corp.	8,221	201,743
	International Flavors & Fragrances, Inc.	146,580	11,826,074
	International Paper Co.	1,863,473	66,768,238
	Linde PLC	432,463	175,073,996
	LyondellBasell Industries NV, Class A	1,428,975	134,495,127
	Martin Marietta Materials, Inc.	208,102	105,803,219
	Mosaic Co.	950,648	29,194,400
	Newmont Corp.	1,950,053	67,296,329
	Nucor Corp.	1,566,912	292,902,860
	Packaging Corp. of America	186,072	30,865,623

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	472,283	$66,610,794
	Reliance Steel & Aluminum Co.	434,112	123,904,247
	Steel Dynamics, Inc.	1,454,295	175,518,864
	Vulcan Materials Co.	446,050	100,811,761
#	Westlake Corp.	370,962	51,322,593
	Westrock Co.	5,525	222,437
TOTAL MATERIALS			2,186,305,521
REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	1,121,914	96,832,397
*	Jones Lang LaSalle, Inc.	111,419	19,727,848
# *	Zillow Group, Inc., Class C	70,703	4,018,759
TOTAL REAL ESTATE			120,579,004
UTILITIES — (0.4%)
#	NRG Energy, Inc.	783,934	41,579,860
	Vistra Corp.	1,325,043	54,366,514
TOTAL UTILITIES			95,946,374
TOTAL COMMON STOCKS Cost ($16,130,700,143)			26,882,961,883

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	275,644,224	275,644,224
SECURITIES LENDING COLLATERAL — (0.5%)
@ §	The DFA Short Term Investment Fund	11,792,548	136,416,201
TOTAL INVESTMENTS — (100.0%)
(Cost $16,542,760,568)^^			$27,295,022,308

†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2024, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	822	03/15/24	$190,547,176	$200,177,550	$9,630,374
Total Futures Contracts			$190,547,176	$200,177,550	$9,630,374

The U.S. Large Cap Value Series
CONTINUED
Summary of the Series' investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,067,562,179	$53,874	—	$2,067,616,053
Consumer Discretionary	1,553,114,911	—	—	1,553,114,911
Consumer Staples	1,132,371,896	—	—	1,132,371,896
Energy	3,678,409,971	—	—	3,678,409,971
Financials	6,366,187,620	—	—	6,366,187,620
Health Care	3,867,538,070	—	—	3,867,538,070
Industrials	3,488,895,184	—	—	3,488,895,184
Information Technology	2,325,997,279	—	—	2,325,997,279
Materials	2,186,305,521	—	—	2,186,305,521
Real Estate	120,579,004	—	—	120,579,004
Utilities	95,946,374	—	—	95,946,374
Temporary Cash Investments	275,644,224	—	—	275,644,224
Securities Lending Collateral	—	136,416,201	—	136,416,201
Futures Contracts**	9,630,374	—	—	9,630,374
TOTAL	$27,168,182,607	$136,470,075	—	$27,304,652,682
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.9%)
AUSTRALIA — (6.2%)
	Ampol Ltd.	254,600	$6,021,920
	ANZ Group Holdings Ltd.	3,680,652	64,942,823
*	Arcadium Lithium PLC, CDI	18,002	91,883
	Aurizon Holdings Ltd.	9,974,941	24,588,541
	Bendigo & Adelaide Bank Ltd.	1,066,408	6,813,213
	BlueScope Steel Ltd.	3,138,215	47,915,233
	Brickworks Ltd.	17,393	331,999
	Challenger Ltd.	75,667	320,993
	Cleanaway Waste Management Ltd.	3,028,437	5,126,928
	Evolution Mining Ltd.	4,510,069	9,447,441
#	Harvey Norman Holdings Ltd.	1,586,558	4,559,463
	Incitec Pivot Ltd.	7,947,554	13,879,451
	Lendlease Corp. Ltd.	128,835	618,470
	National Australia Bank Ltd.	5,308,636	111,961,241
	New Hope Corp. Ltd.	931,313	3,257,397
	Northern Star Resources Ltd.	2,861,289	24,543,581
	Orica Ltd.	1,004,164	10,590,813
	Origin Energy Ltd.	3,364,446	18,777,648
	QBE Insurance Group Ltd.	1,113,545	11,465,707
	Qube Holdings Ltd.	12,141	25,812
	Rio Tinto Ltd.	398,992	34,332,205
	Santos Ltd.	14,074,222	71,130,270
	Seven Group Holdings Ltd.	186,936	4,375,259
	Sonic Healthcare Ltd.	986,295	20,564,448
	South32 Ltd.	18,562,488	40,191,803
	Suncorp Group Ltd.	3,892,309	35,826,896
	TPG Telecom Ltd.	718,821	2,474,068
	Westpac Banking Corp.	5,237,352	82,161,584
	Whitehaven Coal Ltd.	5,022,173	27,454,942
	Woodside Energy Group Ltd.	3,980,187	83,250,443
	Worley Ltd.	971,709	9,331,826
#	Yancoal Australia Ltd.	408,596	1,593,962
TOTAL AUSTRALIA			777,968,263
AUSTRIA — (0.1%)
	Erste Group Bank AG	227,740	9,810,675
	OMV AG	30,662	1,364,809
TOTAL AUSTRIA			11,175,484
BELGIUM — (0.6%)
	Ageas SA	392,152	16,851,553
	KBC Group NV	582,113	37,972,160
	Solvay SA	215,011	5,880,224
*	Syensqo SA	215,011	19,167,577
TOTAL BELGIUM			79,871,514
CANADA — (9.8%)
#	Agnico Eagle Mines Ltd.	899,929	44,240,510
	AltaGas Ltd.	450,341	9,362,216
	ARC Resources Ltd.	1,063,955	16,523,768
#	Bank of Montreal	1,333,154	125,556,470
#	Bank of Nova Scotia	2,845,361	133,029,244
	Barrick Gold Corp.	1,854,778	28,935,369
	Brookfield Corp., Class A	259,220	10,285,850

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canadian Imperial Bank of Commerce	2,233,353	$100,925,812
#	Cenovus Energy, Inc.	965,645	15,624,136
	Endeavour Mining PLC	510,736	8,847,515
	Fairfax Financial Holdings Ltd.	96,097	100,172,608
	First Quantum Minerals Ltd.	1,494,315	13,559,924
	Great-West Lifeco, Inc.	2,724	90,932
	iA Financial Corp., Inc.	367,997	25,017,610
	IGM Financial, Inc.	27,602	746,688
	Imperial Oil Ltd.	235,137	13,565,053
	Kinross Gold Corp.	4,942,485	27,240,246
#	Lundin Mining Corp.	3,523,587	28,776,812
#	Magna International, Inc.	1,082,418	61,535,463
	Manulife Financial Corp.	3,990,031	88,216,473
*	MEG Energy Corp.	1,059,361	20,029,720
	Nutrien Ltd.	1,292,438	64,453,873
	Onex Corp.	199,918	14,761,322
	Pan American Silver Corp.	101,310	1,369,711
	Suncor Energy, Inc.	3,229,196	106,945,869
	Teck Resources Ltd., Class B	2,376,949	95,101,774
	Toronto-Dominion Bank	133,212	8,089,965
	Tourmaline Oil Corp.	528,668	22,858,024
	West Fraser Timber Co. Ltd.	182,014	14,473,669
#	Whitecap Resources, Inc.	2,688,132	17,395,030
TOTAL CANADA			1,217,731,656
DENMARK — (2.5%)
#	AP Moller - Maersk AS, Class A	5,270	9,555,935
#	AP Moller - Maersk AS, Class B	3,510	6,471,734
	Carlsberg AS, Class B	382,101	49,163,956
#	Coloplast AS, Class B	32,848	3,786,445
	Danske Bank AS	945,349	25,383,998
*	Demant AS	189,483	8,583,368
	DSV AS	372,421	66,629,735
*	Genmab AS	124,328	34,379,429
	H Lundbeck AS	128,423	650,456
	Novozymes AS, Class B	925,882	47,442,823
	Pandora AS	156,605	22,882,639
	Rockwool AS, Class A	91	24,867
	Rockwool AS, Class B	11,417	3,112,581
	Tryg AS	359,071	7,674,824
*	Vestas Wind Systems AS	760,696	21,447,830
TOTAL DENMARK			307,190,620
FINLAND — (0.9%)
	Fortum OYJ	242,531	3,315,434
#	Nokia OYJ	10,855,377	39,244,611
#	Nokia OYJ, Sponsored ADR	1,331,054	4,791,794
	Nordea Bank Abp	2,159,163	26,609,283
	Stora Enso OYJ, Class R	1,056,475	13,443,397
	UPM-Kymmene OYJ	555,518	20,205,423
TOTAL FINLAND			107,609,942
FRANCE — (10.4%)
Ω	Amundi SA	67,754	4,582,717
	Arkema SA	235,866	25,669,997
	BNP Paribas SA	1,245,833	83,700,251
	Bollore SE	1,793,750	11,847,773
	Bouygues SA	1,023,747	37,502,504

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Carrefour SA	2,495,917	$42,611,036
	Cie de Saint-Gobain SA	1,963,481	138,830,927
	Cie Generale des Etablissements Michelin SCA	2,726,689	90,533,332
	Credit Agricole SA	1,088,951	15,599,061
	Eiffage SA	284,086	29,723,964
	Engie SA	2,229,374	35,608,612
	Orange SA	7,475,414	88,897,043
	Publicis Groupe SA	587,997	58,913,496
	Renault SA	692,307	26,072,059
	Rexel SA	497,560	13,251,650
	Sanofi SA	963,038	96,443,956
	Societe Generale SA	1,734,402	44,582,837
	TotalEnergies SE	6,840,726	443,796,097
	Vinci SA	24,438	3,087,064
	Vivendi SE	536,568	6,046,884
TOTAL FRANCE			1,297,301,260
GERMANY — (6.2%)
	BASF SE	1,531,051	73,190,348
	Bayer AG	2,226,814	69,290,912
	Bayerische Motoren Werke AG	942,197	98,038,514
	Commerzbank AG	3,701,591	42,507,554
	Continental AG	374,646	30,605,073
* Ω	Covestro AG	638,137	33,697,129
	Daimler Truck Holding AG	1,625,730	58,098,971
#	Deutsche Bank AG	3,294,760	42,464,774
*	Deutsche Lufthansa AG	524,114	4,358,203
Ω	DWS Group GmbH & Co. KGaA	18,748	766,696
	Evonik Industries AG	396,239	7,289,269
	Fresenius Medical Care AG	555,576	21,472,790
	Fresenius SE & Co. KGaA	882,244	24,767,088
# Ω	Hapag-Lloyd AG	6,303	943,833
	Heidelberg Materials AG	490,528	45,297,533
	Henkel AG & Co. KGaA	33,872	2,316,528
	Mercedes-Benz Group AG	2,471,518	166,859,044
	RWE AG	814,208	30,065,136
*	Siemens Energy AG	453,468	6,737,159
	Talanx AG	57,781	4,053,972
	Volkswagen AG	111,321	15,716,420
TOTAL GERMANY			778,536,946
HONG KONG — (1.3%)
	BOC Hong Kong Holdings Ltd.	6,507,500	15,597,131
# *	Cathay Pacific Airways Ltd.	6,493,999	6,616,850
	CK Asset Holdings Ltd.	4,931,303	22,251,715
	CK Hutchison Holdings Ltd.	6,848,484	35,371,188
	CK Infrastructure Holdings Ltd.	785,000	4,661,990
Ω	ESR Group Ltd.	2,323,600	2,970,195
	Hang Lung Properties Ltd.	3,351,000	3,890,375
	Hang Seng Bank Ltd.	90,200	938,997
	Henderson Land Development Co. Ltd.	2,143,485	5,585,109
	HKT Trust & HKT Ltd.	360,000	432,454
	Hong Kong & China Gas Co. Ltd.	550,000	391,395
	MTR Corp. Ltd.	1,612,433	5,245,744
#	Sino Land Co. Ltd.	6,868,656	7,174,750
	Sun Hung Kai Properties Ltd.	2,705,920	25,255,395
	Swire Pacific Ltd., Class A	655,500	5,071,623
	Swire Pacific Ltd., Class B	2,672,500	3,149,368

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	WH Group Ltd.	25,701,696	$15,163,861
	Xinyi Glass Holdings Ltd.	1,062,150	880,548
TOTAL HONG KONG			160,648,688
IRELAND — (0.2%)
	AIB Group PLC	410,458	1,802,905
	Bank of Ireland Group PLC	1,249,736	11,492,547
*	Flutter Entertainment PLC	2,096	430,123
	Smurfit Kappa Group PLC	414,856	15,459,519
TOTAL IRELAND			29,185,094
ISRAEL — (0.5%)
	Bank Hapoalim BM	2,063,766	17,558,337
	Bank Leumi Le-Israel BM	2,670,785	20,285,054
	Delek Group Ltd.	30,154	3,734,021
*	Harel Insurance Investments & Financial Services Ltd.	505,508	4,193,163
	Israel Discount Bank Ltd., Class A	2,856,632	13,857,207
	Phoenix Holdings Ltd.	362,910	3,690,998
TOTAL ISRAEL			63,318,780
ITALY — (2.5%)
	Banco BPM SpA	1,978,787	10,676,134
	Eni SpA	2,467,312	39,332,258
	Intesa Sanpaolo SpA	3,424,491	10,551,862
	Stellantis NV	3,233,234	71,217,293
#	Stellantis NV	2,520,971	55,360,523
*	Telecom Italia SpA	10,335,562	3,112,131
	UniCredit SpA	4,159,978	121,854,307
TOTAL ITALY			312,104,508
JAPAN — (21.6%)
	Acom Co. Ltd.	122,500	313,751
	AGC, Inc.	895,500	33,678,181
	Air Water, Inc.	299,386	3,954,655
	Aisin Corp.	654,800	24,447,016
	Alfresa Holdings Corp.	254,100	4,166,970
	Amada Co. Ltd.	1,072,200	11,570,791
#	Aozora Bank Ltd.	164,667	3,619,853
	Asahi Group Holdings Ltd.	488,200	18,145,389
	Asahi Kasei Corp.	3,937,699	29,861,701
	Bridgestone Corp.	438,200	18,988,381
	Brother Industries Ltd.	746,800	12,510,819
	Canon Marketing Japan, Inc.	151,500	4,609,407
	Chiba Bank Ltd.	1,064,000	7,884,518
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	2,793,895
	COMSYS Holdings Corp.	97,999	2,145,697
	Concordia Financial Group Ltd.	1,793,800	8,548,254
	Cosmo Energy Holdings Co. Ltd.	273,700	11,367,612
	Credit Saison Co. Ltd.	493,392	9,158,085
	Dai Nippon Printing Co. Ltd.	418,700	12,117,154
	Daicel Corp.	617,900	6,053,669
	Dai-ichi Life Holdings, Inc.	1,268,547	27,822,739
	Daiwa House Industry Co. Ltd.	681,100	21,060,935
	Daiwa Securities Group, Inc.	2,012,100	14,420,443
	Dentsu Group, Inc.	104,900	2,784,179
	Dowa Holdings Co. Ltd.	105,700	3,686,322
	ENEOS Holdings, Inc.	9,139,103	36,908,752

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	EXEO Group, Inc.	72,000	$1,608,055
	Fuji Media Holdings, Inc.	47,700	565,089
	FUJIFILM Holdings Corp.	359,800	22,805,886
	Fujikura Ltd.	240,800	1,979,499
	Fukuoka Financial Group, Inc.	259,600	6,380,260
	Fuyo General Lease Co. Ltd.	18,100	1,618,615
	Hachijuni Bank Ltd.	608,843	3,318,138
	Hakuhodo DY Holdings, Inc.	105,111	807,381
	Hankyu Hanshin Holdings, Inc.	508,600	15,560,882
	Haseko Corp.	734,372	9,549,689
*	Hino Motors Ltd.	88,804	302,342
	Hitachi Construction Machinery Co. Ltd.	230,800	6,548,351
	Honda Motor Co. Ltd.	10,566,000	118,107,381
	House Foods Group, Inc.	2,800	61,632
	Idemitsu Kosan Co. Ltd.	3,065,810	17,024,380
	Iida Group Holdings Co. Ltd.	490,550	7,405,803
	INFRONEER Holdings, Inc.	398,421	4,164,881
	Inpex Corp.	2,444,583	33,227,886
	Isetan Mitsukoshi Holdings Ltd.	535,600	6,262,399
	Isuzu Motors Ltd.	1,834,500	25,031,645
	Iwatani Corp.	82,400	3,682,166
	Iyogin Holdings, Inc.	112,300	763,857
	J Front Retailing Co. Ltd.	828,217	7,670,395
	Japan Post Bank Co. Ltd.	141,100	1,467,418
	Japan Post Holdings Co. Ltd.	1,397,610	13,378,875
	Japan Post Insurance Co. Ltd.	134,400	2,516,221
	JFE Holdings, Inc.	1,394,095	22,011,112
	JGC Holdings Corp.	214,300	2,510,195
	JTEKT Corp.	650,675	5,953,571
	Kajima Corp.	855,600	15,269,770
	Kamigumi Co. Ltd.	342,200	7,872,576
	Kaneka Corp.	1,308	31,817
	Kawasaki Heavy Industries Ltd.	678,267	15,355,878
#	Kawasaki Kisen Kaisha Ltd.	101,100	4,925,974
	Kewpie Corp.	34,377	611,787
	Kinden Corp.	200,200	3,336,242
	Kobe Steel Ltd.	906,650	12,518,916
	Koito Manufacturing Co. Ltd.	325,400	4,981,643
	Kokuyo Co. Ltd.	20,200	325,311
	Komatsu Ltd.	666,300	18,956,202
	K's Holdings Corp.	177,800	1,615,878
	Kubota Corp.	539,281	8,163,347
	Kuraray Co. Ltd.	1,317,191	13,819,658
	Kyocera Corp.	718,400	10,517,426
	Kyoto Financial Group, Inc.	454,716	7,557,134
	Kyushu Financial Group, Inc.	464,400	2,955,255
	Lixil Corp.	1,086,222	14,515,152
	LY Corp.	3,416,900	10,630,086
	Mabuchi Motor Co. Ltd.	74,600	1,292,991
	Marubeni Corp.	1,911,900	32,610,634
	Mazda Motor Corp.	1,652,000	20,027,931
	Mebuki Financial Group, Inc.	1,370,510	4,102,205
	Medipal Holdings Corp.	307,550	4,908,799
	Mitsubishi Chemical Group Corp.	3,775,900	22,767,695
	Mitsubishi Corp.	6,045,300	104,190,396
	Mitsubishi Electric Corp.	1,647,500	24,449,392
	Mitsubishi Estate Co. Ltd.	1,484,939	20,575,187
	Mitsubishi Gas Chemical Co., Inc.	554,400	9,053,837
	Mitsubishi HC Capital, Inc.	2,653,300	18,813,075

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	98,900	$3,054,935
	Mitsubishi Motors Corp.	2,036,090	6,415,854
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	18,401,221
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	95,480,232
	Mitsui & Co. Ltd., Sponsored ADR	9,312	7,510,314
	Mitsui & Co. Ltd.	20,900	847,646
	Mitsui Chemicals, Inc.	812,360	23,907,968
	Mitsui Fudosan Co. Ltd.	1,047,800	26,303,726
#	Mitsui OSK Lines Ltd.	885,300	31,800,388
	Mizuho Financial Group, Inc.	2,332,680	42,365,107
	MS&AD Insurance Group Holdings, Inc.	457,953	18,911,048
	Nagase & Co. Ltd.	21,700	354,810
	NEC Corp.	799,910	52,269,889
	NGK Insulators Ltd.	681,400	8,512,548
	NH Foods Ltd.	163,067	5,584,422
	Nikon Corp.	695,200	7,094,886
	Nippon Express Holdings, Inc.	308,324	18,351,840
#	Nippon Steel Corp.	1,256,593	30,239,480
	Nippon Yusen KK	1,086,100	37,427,939
	Nissan Motor Co. Ltd.	4,395,898	17,257,526
	Niterra Co. Ltd.	443,500	11,942,836
	NOK Corp.	219,400	2,906,057
	Nomura Holdings, Inc.	3,219,302	17,339,629
	Nomura Real Estate Holdings, Inc.	543,800	14,881,470
	NSK Ltd.	1,228,591	6,697,811
	Obayashi Corp.	2,055,882	19,030,349
	Oji Holdings Corp.	3,573,400	13,971,391
	ORIX Corp.	2,167,200	41,847,040
	Otsuka Holdings Co. Ltd.	162,400	6,383,671
	Panasonic Holdings Corp.	4,157,999	39,163,264
	Resona Holdings, Inc.	4,095,139	22,606,228
	Resonac Holdings Corp.	657,824	13,117,988
	Ricoh Co. Ltd.	1,843,900	14,493,043
	Rinnai Corp.	43,600	987,794
	Rohm Co. Ltd.	468,400	8,084,226
	Sankyu, Inc.	8,400	314,011
	SBI Holdings, Inc.	249,899	6,138,933
	Seiko Epson Corp.	981,632	14,329,283
	Seino Holdings Co. Ltd.	437,400	6,387,717
	Sekisui Chemical Co. Ltd.	206,700	2,951,167
#	Sekisui House Ltd.	1,446,900	32,662,601
	Shimamura Co. Ltd.	61,300	6,725,130
	Shimizu Corp.	800,400	5,357,977
	Shizuoka Financial Group, Inc.	741,300	6,775,485
	SoftBank Group Corp.	499,800	21,576,667
	Sohgo Security Services Co. Ltd.	79,000	431,260
	Sojitz Corp.	681,440	16,082,944
	Sompo Holdings, Inc.	263,856	13,681,313
	Stanley Electric Co. Ltd.	456,100	8,711,739
	Subaru Corp.	1,648,384	32,884,119
	SUMCO Corp.	1,027,600	15,578,846
	Sumitomo Chemical Co. Ltd.	2,151,600	5,066,115
	Sumitomo Corp.	1,699,000	39,073,325
	Sumitomo Electric Industries Ltd.	2,834,000	37,668,396
	Sumitomo Forestry Co. Ltd.	598,600	17,595,984
	Sumitomo Heavy Industries Ltd.	489,917	12,710,646
	Sumitomo Metal Mining Co. Ltd.	435,264	12,030,119
	Sumitomo Mitsui Financial Group, Inc.	1,370,700	71,294,697
	Sumitomo Mitsui Trust Holdings, Inc.	1,222,887	25,060,930

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Realty & Development Co. Ltd.	787,400	$24,763,048
	Sumitomo Rubber Industries Ltd.	813,655	9,425,765
	Suzuken Co. Ltd.	132,900	4,125,346
	Suzuki Motor Corp.	400,000	17,967,463
	Taiheiyo Cement Corp.	191,424	3,939,950
	Taisei Corp.	215,600	7,860,471
	Taisho Pharmaceutical Holdings Co. Ltd.	38,900	2,263,727
	Takashimaya Co. Ltd.	382,400	5,327,307
#	Takeda Pharmaceutical Co. Ltd.	2,592,971	76,208,660
	TBS Holdings, Inc.	54,600	1,266,143
	Teijin Ltd.	142,300	1,309,072
	THK Co. Ltd.	183,300	3,524,241
	Tokyo Century Corp.	400,800	4,453,442
	Tokyo Tatemono Co. Ltd.	870,300	13,412,997
	Tokyu Fudosan Holdings Corp.	2,556,700	17,098,111
	TOPPAN Holdings, Inc.	599,800	16,533,150
	Toray Industries, Inc.	2,976,000	14,869,369
	Tosoh Corp.	958,800	12,363,381
	Toyo Seikan Group Holdings Ltd.	392,949	6,241,793
	Toyo Tire Corp.	143,700	2,379,429
	Toyoda Gosei Co. Ltd.	272,500	5,261,550
	Toyota Boshoku Corp.	168,000	2,768,190
	Toyota Industries Corp.	158,900	13,439,619
	Toyota Motor Corp.	7,484,050	149,440,125
	Toyota Tsusho Corp.	548,100	35,917,774
	Yamada Holdings Co. Ltd.	1,866,528	5,701,456
	Yamaguchi Financial Group, Inc.	35,400	336,479
	Yamaha Motor Co. Ltd.	2,888,700	27,303,258
	Yamato Kogyo Co. Ltd.	71,600	3,963,331
	Yokohama Rubber Co. Ltd.	564,500	13,360,404
	Zeon Corp.	438,300	3,976,443
TOTAL JAPAN			2,695,090,840
NETHERLANDS — (3.6%)
Ω	ABN AMRO Bank NV, GDR	678,891	9,991,499
	Aegon Ltd.	3,153,912	18,606,304
	Aegon Ltd.	31,012	179,249
	Akzo Nobel NV	285,916	21,961,888
	ArcelorMittal SA	652,212	17,961,947
	ArcelorMittal SA	764,480	21,000,269
	ASR Nederland NV	267,334	12,598,514
	Coca-Cola Europacific Partners PLC	85,736	5,906,270
	Heineken NV	393,108	39,544,898
	ING Groep NV	4,971,616	70,639,032
#	JDE Peet's NV	256,784	6,338,806
	Koninklijke Ahold Delhaize NV	4,003,663	112,595,627
	Koninklijke KPN NV	4,307,024	14,651,378
	Koninklijke Philips NV	1,035,822	21,913,391
*	Koninklijke Philips NV	140,813	2,975,374
	NN Group NV	841,780	34,503,074
	Prosus NV	503,705	14,898,055
	Randstad NV	367,892	20,918,414
	Stellantis NV	208,034	4,568,427
TOTAL NETHERLANDS			451,752,416
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,001,853	10,309,978
	Chorus Ltd.	220,959	1,074,063

The DFA International Value Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	EBOS Group Ltd.	88,026	$2,015,823
	Fletcher Building Ltd.	1,782,220	4,912,695
#	Fonterra Co.-operative Group Ltd.	293,628	612,902
	Infratil Ltd.	66,761	430,674
	Mercury NZ Ltd.	22,644	93,409
*	Ryman Healthcare Ltd.	310,924	1,080,123
	Summerset Group Holdings Ltd.	172,077	1,153,865
TOTAL NEW ZEALAND			21,683,532
NORWAY — (0.9%)
*	Adevinta ASA	100,672	1,077,296
	Aker ASA, Class A	6,794	403,711
	Aker BP ASA	559,591	14,852,428
	Austevoll Seafood ASA	10,731	77,792
Ω	BW LPG Ltd.	168,388	2,072,382
	DNB Bank ASA	1,467,455	28,526,900
#	Frontline PLC	84,273	1,883,726
	Golden Ocean Group Ltd.	356,825	3,762,808
	Norsk Hydro ASA	2,737,655	16,044,034
	SpareBank 1 SR-Bank ASA	344,254	4,174,883
	Stolt-Nielsen Ltd.	144,333	5,394,881
	Storebrand ASA	587,939	5,286,254
	Subsea 7 SA	573,605	7,731,037
	Wallenius Wilhelmsen ASA	618,543	6,013,135
	Yara International ASA	351,041	11,602,834
TOTAL NORWAY			108,904,101
PORTUGAL — (0.1%)
	EDP Renovaveis SA	389,633	6,309,418
	Galp Energia SGPS SA	553,452	8,712,299
TOTAL PORTUGAL			15,021,717
SINGAPORE — (1.0%)
	CapitaLand Investment Ltd.	1,242,500	2,727,645
	City Developments Ltd.	1,505,300	6,832,240
	Hongkong Land Holdings Ltd.	2,029,200	6,334,158
	Jardine Cycle & Carriage Ltd.	37,800	729,390
	Keppel Ltd.	6,066,500	32,235,929
	Olam Group Ltd.	342,310	227,479
	Oversea-Chinese Banking Corp. Ltd.	1,303,600	12,469,416
*	Seatrium Ltd.	120,678,485	8,955,936
	Singapore Airlines Ltd.	1,064,000	5,280,932
	Singapore Land Group Ltd.	66,670	91,867
	United Overseas Bank Ltd.	971,400	20,475,693
#	UOL Group Ltd.	1,225,474	5,690,581
	Wilmar International Ltd.	6,910,000	16,920,434
TOTAL SINGAPORE			118,971,700
SPAIN — (2.6%)
	Banco Bilbao Vizcaya Argentaria SA	6,651,895	62,257,989
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	881,590	8,225,235
	Banco Santander SA	35,136,888	141,217,234
	Banco Santander SA, Sponsored ADR	219,342	877,368
	CaixaBank SA	8,295,477	35,371,833
	Repsol SA	5,269,796	77,825,824
TOTAL SPAIN			325,775,483

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (2.5%)
	Billerud Aktiebolag	520,012	$4,623,993
	Boliden AB	994,756	26,403,476
Ω	Dometic Group AB	239,712	1,907,607
	Getinge AB, Class B	85,059	1,818,317
	Holmen AB, Class A	5,562	219,360
#	Holmen AB, Class B	176,174	6,942,892
	Husqvarna AB, Class B	1,071,204	8,332,798
	Loomis AB	368,732	10,095,138
*	Millicom International Cellular SA, SDR	369,384	6,336,608
	Pandox AB	80,826	1,108,307
	Saab AB, Class B	158,640	10,214,979
#	Securitas AB, Class B	942,001	9,150,647
# * Ω	Sinch AB	866,285	2,660,360
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	37,003,936
	Skandinaviska Enskilda Banken AB, Class C	14,462	210,851
#	Skanska AB, Class B	894,440	15,509,231
	SKF AB, Class B	1,186,348	23,377,126
	SSAB AB, Class A	791,009	6,153,898
	SSAB AB, Class B	2,203,707	16,832,927
	Svenska Cellulosa AB SCA, Class A	34,534	471,095
	Svenska Cellulosa AB SCA, Class B	581,885	7,921,734
#	Svenska Handelsbanken AB, Class A	1,224,329	13,198,673
#	Svenska Handelsbanken AB, Class B	37,204	497,360
#	Swedbank AB, Class A	973,315	19,834,191
	Tele2 AB, Class B	124,988	1,065,652
	Telefonaktiebolaget LM Ericsson, Class B	4,590,594	25,447,846
#	Telia Co. AB	5,585,897	14,406,989
	Trelleborg AB, Class B	595,108	18,113,412
	Volvo AB, Class A	188,737	4,640,126
	Volvo AB, Class B	910,217	21,813,642
# *	Volvo Car AB, Class B	199,639	520,459
TOTAL SWEDEN			316,833,630
SWITZERLAND — (10.5%)
#	Alcon, Inc.	571,376	42,998,378
	Baloise Holding AG	105,344	16,827,767
	Banque Cantonale Vaudoise	3,643	466,436
	Barry Callebaut AG	2,604	3,803,421
	Cie Financiere Richemont SA, Class A	809,027	120,168,455
	DSM-Firmenich AG	174,413	18,440,776
	Holcim AG	1,349,208	103,159,101
	Julius Baer Group Ltd.	716,015	38,980,857
	Lonza Group AG	137,040	66,999,636
	Novartis AG, Sponsored ADR	1,260,281	130,401,275
	Novartis AG	1,526,421	157,852,871
*	Sandoz Group AG	305,284	10,469,717
# *	Sandoz Group AG, ADR	275,714	9,472,154
	Schindler Holding AG	8,547	2,034,535
	SIG Group AG	479,021	10,026,964
	Swatch Group AG	37,405	8,781,155
	Swatch Group AG	110,291	5,018,134
	Swiss Life Holding AG	69,548	49,944,365
	Swiss Prime Site AG	120,516	12,206,504
	Swiss Re AG	492,557	56,397,991
	Swisscom AG	94,854	56,749,587
# *	UBS Group AG	7,258,970	217,252,124
	Zurich Insurance Group AG	348,909	177,277,002
TOTAL SWITZERLAND			1,315,729,205

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (11.9%)
	3i Group PLC	398,447	$12,473,359
	Anglo American PLC	1,495,563	35,650,755
	Aviva PLC	1,607,042	8,772,159
#	Barclays PLC, Sponsored ADR	5,639,291	42,520,254
	Barclays PLC	6,559,385	12,189,484
	Barratt Developments PLC	1,161,998	7,919,399
	BP PLC, Sponsored ADR	2,599,839	91,254,349
	BP PLC	7,690,578	44,916,179
#	British American Tobacco PLC, Sponsored ADR	160,135	4,739,996
	British American Tobacco PLC	1,884,352	55,557,491
	BT Group PLC	26,353,717	37,336,138
	DS Smith PLC	1,265,122	4,510,909
	Glencore PLC	12,424,779	65,738,984
	HSBC Holdings PLC	13,535,003	105,677,275
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	91,411,218
	Investec PLC	791,263	5,151,530
	J Sainsbury PLC	6,432,168	21,960,451
	Kingfisher PLC	6,466,417	17,978,740
	Lloyds Banking Group PLC	128,395,746	68,827,223
	Lloyds Banking Group PLC, ADR	1,844,768	3,892,460
	Marks & Spencer Group PLC	10,812	33,780
	Mondi PLC	493,848	8,849,574
	NatWest Group PLC	9,386,863	26,491,025
#	NatWest Group PLC, Sponsored ADR	1,170,624	6,695,969
#	Pearson PLC, Sponsored ADR	620,762	7,585,712
	Shell PLC	307,658	9,538,108
	Shell PLC, ADR	8,667,201	545,253,615
	Standard Chartered PLC	4,733,277	35,771,936
	Taylor Wimpey PLC	4,572,758	8,537,302
	Tesco PLC	11,021,258	39,936,845
	Vodafone Group PLC	62,543,342	53,170,627
#	Vodafone Group PLC, Sponsored ADR	1,141,673	9,818,390
TOTAL UNITED KINGDOM			1,490,161,236
UNITED STATES — (0.8%)
	CRH PLC	1,022,510	73,375,317
	Newmont Corp., CDI	587,970	20,180,868
TOTAL UNITED STATES			93,556,185
TOTAL COMMON STOCKS			12,096,122,800
PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
	Bayerische Motoren Werke AG, 9.425%	152,008	14,852,774
	Henkel AG & Co. KGaA, 2.615%	170,898	13,100,788
	Porsche Automobil Holding SE, 5.510%	269,396	13,449,315
	Volkswagen AG, 7.324%	437,046	56,210,682
TOTAL GERMANY			97,613,559
TOTAL INVESTMENT SECURITIES (Cost $10,076,330,169)			12,193,736,359

			Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@ §	The DFA Short Term Investment Fund	24,665,203	285,327,071
TOTAL INVESTMENTS — (100.0%)
(Cost $10,361,656,671)^^			$12,479,063,430

The DFA International Value Series
CONTINUED
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2024, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	462	03/15/24	$110,026,095	$112,508,550	$2,482,455
Total Futures Contracts			$110,026,095	$112,508,550	$2,482,455
Summary of the Series' investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$91,883	$777,876,380	—	$777,968,263
Austria	—	11,175,484	—	11,175,484
Belgium	19,167,577	60,703,937	—	79,871,514
Canada	1,217,731,656	—	—	1,217,731,656
Denmark	—	307,190,620	—	307,190,620
Finland	4,791,794	102,818,148	—	107,609,942
France	—	1,297,301,260	—	1,297,301,260
Germany	18,220,529	760,316,417	—	778,536,946
Hong Kong	—	160,648,688	—	160,648,688
Ireland	—	29,185,094	—	29,185,094
Israel	—	63,318,780	—	63,318,780
Italy	55,360,523	256,743,985	—	312,104,508
Japan	25,911,535	2,669,179,305	—	2,695,090,840
Netherlands	28,723,319	423,029,097	—	451,752,416
New Zealand	—	21,683,532	—	21,683,532
Norway	—	108,904,101	—	108,904,101
Portugal	—	15,021,717	—	15,021,717
Singapore	—	118,971,700	—	118,971,700
Spain	9,102,603	316,672,880	—	325,775,483
Sweden	—	316,833,630	—	316,833,630
Switzerland	182,058,854	1,133,670,351	—	1,315,729,205
United Kingdom	812,021,537	678,139,699	—	1,490,161,236
United States	73,375,317	20,180,868	—	93,556,185

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$97,613,559	—	$97,613,559
Securities Lending Collateral	—	285,327,071	—	285,327,071
Futures Contracts**	$2,482,455	—	—	2,482,455
TOTAL	$2,449,039,582	$10,032,506,303	—	$12,481,545,885
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.9%)
BRAZIL — (3.9%)
	Ambev SA, ADR	1,682,326	$4,407,694
	Atacadao SA	477,889	1,004,122
	B3 SA - Brasil Bolsa Balcao	2,254,471	5,956,529
	Banco Bradesco SA	642,776	1,774,821
	Banco BTG Pactual SA	528,039	3,839,005
	Banco do Brasil SA	402,150	4,582,062
	Banco Santander Brasil SA	145,083	838,977
	BB Seguridade Participacoes SA	353,143	2,441,294
*	BRF SA	427,700	1,204,266
	Caixa Seguridade Participacoes SA	314,095	895,802
	CCR SA	816,987	2,163,505
	Centrais Eletricas Brasileiras SA	400,560	3,299,462
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	167,200	2,661,350
	Cia Energetica de Minas Gerais	215,832	653,456
	Cia Siderurgica Nacional SA, Sponsored ADR	290,091	1,024,021
	Cia Siderurgica Nacional SA	657,600	2,353,312
	Companhia Paranaense de Energia	334,435	605,499
#	Companhia Paranaense de Energia, Sponsored ADR	17,400	141,462
	Companhia Paranaense de Energia, ADR	4,349	31,617
	Cosan SA	926,053	3,414,942
	CPFL Energia SA	123,300	902,401
	Energisa SA	228,135	2,330,436
*	Eneva SA	610,974	1,573,556
	Engie Brasil Energia SA	144,576	1,184,179
	Equatorial Energia SA	567,938	4,061,449
	Gerdau SA, Sponsored ADR	904,054	3,824,149
* Ω	Hapvida Participacoes e Investimentos SA	4,775,809	3,740,138
	Hypera SA	329,591	2,110,835
	Itau Unibanco Holding SA	215,203	1,211,451
	JBS SA	728,613	3,445,705
	Klabin SA	1,379,545	5,928,167
	Localiza Rent a Car SA	248,213	2,711,385
	Lojas Renner SA	106,467	344,905
*	Magazine Luiza SA	721,300	305,734
*	Natura & Co. Holding SA	900,110	2,906,863
	Neoenergia SA	166,742	686,569
	Petroleo Brasileiro SA, Sponsored ADR	511,889	8,394,980
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,889,963
	Petroleo Brasileiro SA	2,733,556	23,261,489
	Porto Seguro SA	177,474	955,717
	PRIO SA	463,979	4,114,040
	Raia Drogasil SA	685,564	3,500,882
Ω	Rede D'Or Sao Luiz SA	209,905	1,150,275
	Rumo SA	407,506	1,896,716
#	Sendas Distribuidora SA, ADR	7,589	105,411
	Sendas Distribuidora SA	434,032	1,196,689
	Suzano SA	715,982	7,459,832
	Telefonica Brasil SA	209,462	2,171,397
	TIM SA	1,093,585	3,827,459
	TOTVS SA	323,491	2,058,057
	Ultrapar Participacoes SA	756,653	4,302,219
	Vale SA	1,672,912	22,879,963
	Vale SA, Sponsored ADR, Class B	332,417	4,550,782
	Vibra Energia SA	894,453	4,287,756

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	WEG SA	735,311	$4,799,765
TOTAL BRAZIL			185,364,512
CHILE — (0.5%)
	Banco de Chile, ADR	126,043	2,800,682
	Banco de Credito e Inversiones SA	57,235	1,515,745
	Banco Santander Chile, ADR	80,705	1,475,287
	Banco Santander Chile	814,687	37,642
	Cencosud SA	1,474,078	2,563,265
	Cencosud Shopping SA	386,028	643,076
	Cia Cervecerias Unidas SA	36,262	219,605
	Cia Cervecerias Unidas SA, Sponsored ADR	6,740	80,273
	Cia Sud Americana de Vapores SA	15,065,911	1,084,281
	Colbun SA	3,132,488	444,137
	Embotelladora Andina SA, ADR, Class B	5,680	85,711
	Empresas CMPC SA	1,309,509	2,133,058
	Empresas Copec SA	251,917	1,600,943
	Enel Americas SA	6,119,171	620,115
	Enel Chile SA	18,982,271	1,139,111
*	Falabella SA	545,778	1,295,413
*	Plaza SA	240,330	332,217
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	3,757,692
TOTAL CHILE			21,828,253
CHINA — (21.9%)
*	360 Security Technology, Inc., Class A	266,700	252,957
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	110,763	256,335
	Accelink Technologies Co. Ltd., Class A	45,400	137,781
	ADAMA Ltd., Class A	40,900	34,974
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	53,157
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	143,928
	AECC Aviation Power Co. Ltd., Class A	79,700	348,768
	Agricultural Bank of China Ltd., Class H	14,534,000	5,627,432
	Aier Eye Hospital Group Co. Ltd., Class A	382,105	682,915
*	Air China Ltd., Class H	904,000	505,037
	Aisino Corp., Class A	42,600	51,209
	Alibaba Group Holding Ltd., Sponsored ADR	610,829	44,083,529
	Alibaba Group Holding Ltd.	3,987,600	35,764,680
*	Alibaba Health Information Technology Ltd.	2,966,000	1,089,873
	Aluminum Corp. of China Ltd., Class H	7,864,000	3,832,608
	Amlogic Shanghai Co. Ltd., Class A	8,799	54,412
	Angel Yeast Co. Ltd., Class A	74,500	320,547
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	136,699
	Anhui Conch Cement Co. Ltd., Class H	1,090,000	2,183,195
	Anhui Guangxin Agrochemical Co. Ltd., Class A	98,308	175,366
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	325,167
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	8,054	18,408
	Anhui Kouzi Distillery Co. Ltd., Class A	33,300	180,593
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	266,518
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,100	18,171
	Anjoy Foods Group Co. Ltd., Class A	12,900	133,697
	Anker Innovations Technology Co. Ltd., Class A	10,400	99,294
	ANTA Sports Products Ltd.	667,400	5,633,159
	Apeloa Pharmaceutical Co. Ltd., Class A	129,020	218,265
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	94,374	272,558
	Asymchem Laboratories Tianjin Co. Ltd., Class A	25,970	310,148
	Autobio Diagnostics Co. Ltd., Class A	12,600	82,552
	Avary Holding Shenzhen Co. Ltd., Class A	194,176	473,425

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	$155,059
	Avicopter PLC, Class A	37,004	169,774
*	Baidu, Inc., Sponsored ADR	2,292	241,371
*	Baidu, Inc., Class A	1,658,600	21,474,239
	Bank of Beijing Co. Ltd., Class A	697,408	495,245
	Bank of Changsha Co. Ltd., Class A	401,784	401,106
	Bank of Chengdu Co. Ltd., Class A	371,850	648,964
	Bank of China Ltd., Class H	43,912,181	16,478,929
	Bank of Communications Co. Ltd., Class H	4,931,515	2,917,508
	Bank of Guiyang Co. Ltd., Class A	426,923	312,904
	Bank of Hangzhou Co. Ltd., Class A	242,404	368,335
	Bank of Jiangsu Co. Ltd., Class A	657,870	670,945
	Bank of Nanjing Co. Ltd., Class A	454,780	526,019
	Bank of Ningbo Co. Ltd., Class A	275,742	827,714
	Bank of Shanghai Co. Ltd., Class A	458,383	408,651
	Bank of Suzhou Co. Ltd., Class A	415,260	409,107
	Baoshan Iron & Steel Co. Ltd., Class A	745,700	639,573
	Baowu Magnesium Technology Co. Ltd., Class A	60,200	127,162
*	BeiGene Ltd.	202,000	2,289,308
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	309,855
*	Beijing Compass Technology Development Co. Ltd., Class A	27,300	162,744
	Beijing Dabeinong Technology Group Co. Ltd., Class A	306,761	202,523
	Beijing Easpring Material Technology Co. Ltd., Class A	49,500	219,224
	Beijing Enlight Media Co. Ltd., Class A	153,706	158,361
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	9,051	96,591
	Beijing Kingsoft Office Software, Inc., Class A	7,538	224,101
	Beijing New Building Materials PLC, Class A	126,703	471,658
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	121,262	272,914
	Beijing Originwater Technology Co. Ltd., Class A	370,349	246,070
*	Beijing Shiji Information Technology Co. Ltd., Class A	69,628	68,859
*	Beijing Shougang Co. Ltd., Class A	441,600	196,332
*	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	112,703
*	Beijing Sinnet Technology Co. Ltd., Class A	131,788	142,517
	Beijing Tiantan Biological Products Corp. Ltd., Class A	49,916	183,342
	Beijing Tongrentang Co. Ltd., Class A	36,400	221,605
	Beijing Ultrapower Software Co. Ltd., Class A	42,100	54,656
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	33,180	249,326
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	210,291
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,112,000	769,522
	Bethel Automotive Safety Systems Co. Ltd., Class A	13,800	99,273
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	128,024
	BGI Genomics Co. Ltd., Class A	34,100	178,091
	Biem.L.Fdlkk Garment Co. Ltd., Class A	23,700	95,946
*	Bilibili, Inc., Class Z	106,040	957,476
	Bloomage Biotechnology Corp. Ltd., Class A	16,224	126,401
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	140,600	117,037
	BOC International China Co. Ltd., Class A	150,900	217,626
	BOE Technology Group Co. Ltd., Class A	1,654,300	829,581
	Bosideng International Holdings Ltd.	278,000	125,672
*	BTG Hotels Group Co. Ltd., Class A	92,300	179,986
	BYD Co. Ltd., Class H	533,886	11,953,792
	BYD Electronic International Co. Ltd.	994,000	3,405,059
	By-health Co. Ltd., Class A	124,793	261,541
	Caitong Securities Co. Ltd., Class A	306,090	317,078
	Canmax Technologies Co. Ltd., Class A	105,070	288,194
	CECEP Solar Energy Co. Ltd., Class A	327,700	230,202
	CECEP Wind-Power Corp., Class A	634,660	250,990
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,300	76,577
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,372,822

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun High & New Technology Industry Group, Inc., Class A	34,400	$547,520
	Changjiang Securities Co. Ltd., Class A	401,270	275,829
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	195,794
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	236,889
	Chengxin Lithium Group Co. Ltd., Class A	93,529	264,232
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	55,300	92,309
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	184,659
	China Baoan Group Co. Ltd., Class A	203,234	305,900
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	672,489
	China CITIC Bank Corp. Ltd., Class H	8,763,928	4,343,417
	China Coal Energy Co. Ltd., Class H	3,906,777	4,290,340
	China Construction Bank Corp., Class H	55,808,590	33,142,669
	China CSSC Holdings Ltd., Class A	82,717	352,393
*	China Eastern Airlines Corp. Ltd., Class H	1,214,000	301,344
	China Energy Engineering Corp. Ltd., Class A	2,502,824	736,029
	China Energy Engineering Corp. Ltd., Class H	1,632,000	143,999
	China Everbright Bank Co. Ltd., Class H	3,689,000	1,095,212
Ω	China Feihe Ltd.	36,000	16,493
*	China Film Co. Ltd., Class A	16,900	27,571
	China Galaxy Securities Co. Ltd., Class H	4,690,500	2,298,184
	China Gas Holdings Ltd.	922,200	840,791
	China Great Wall Securities Co. Ltd., Class A	196,900	201,074
	China Greatwall Technology Group Co. Ltd., Class A	182,800	211,633
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	114,800	144,730
	China Hongqiao Group Ltd.	3,585,000	2,628,215
Ω	China International Capital Corp. Ltd., Class H	1,471,600	1,749,208
	China International Marine Containers Group Co. Ltd., Class H	360,530	250,324
	China Jushi Co. Ltd., Class A	477,798	611,024
	China Life Insurance Co. Ltd., Class H	3,548,000	4,090,282
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	846,908
	China Meheco Co. Ltd., Class A	107,311	156,873
	China Mengniu Dairy Co. Ltd.	4,148,000	9,190,807
	China Merchants Bank Co. Ltd., Class H	2,884,554	10,515,310
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	722,388
	China Merchants Port Holdings Co. Ltd.	415,950	514,271
	China Merchants Property Operation & Service Co. Ltd., Class A	13,200	19,168
# Ω	China Merchants Securities Co. Ltd., Class H	486,460	363,401
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	304,773	373,083
	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,602,637
	China National Accord Medicines Corp. Ltd., Class A	44,000	182,385
	China National Building Material Co. Ltd., Class H	818,000	288,545
	China National Chemical Engineering Co. Ltd., Class A	411,600	367,621
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,182,089
	China National Software & Service Co. Ltd., Class A	9,800	36,230
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	313,906
	China Oilfield Services Ltd., Class H	2,850,000	2,739,148
	China Overseas Land & Investment Ltd.	3,647,500	5,517,900
	China Pacific Insurance Group Co. Ltd., Class H	2,695,800	4,960,197
	China Petroleum & Chemical Corp., Class H	17,202,800	8,948,950
	China Railway Group Ltd., Class H	3,976,000	1,818,373
	China Railway Hi-tech Industry Co. Ltd., Class A	39,100	40,629
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,639,000	583,934
	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	61,614
	China Resources Beer Holdings Co. Ltd.	1,645,611	5,951,089
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	119,418
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	241,572
	China Resources Gas Group Ltd.	1,754,600	4,976,013
	China Resources Land Ltd.	3,814,666	11,581,534
	China Resources Microelectronics Ltd., Class A	34,684	182,943

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China Resources Mixc Lifestyle Services Ltd.	585,600	$1,691,102
	China Resources Power Holdings Co. Ltd.	1,598,517	3,233,960
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	44,358	323,368
	China Shenhua Energy Co. Ltd., Class H	2,674,500	10,146,208
	China South Publishing & Media Group Co. Ltd., Class A	126,500	198,717
# *	China Southern Airlines Co. Ltd., Class H	1,948,000	720,691
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	166,300	107,898
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,260,100
	China State Construction International Holdings Ltd.	140,000	147,882
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	604,555
Ω	China Tower Corp. Ltd., Class H	70,956,000	7,893,238
*	China TransInfo Technology Co. Ltd., Class A	107,300	131,590
	China Vanke Co. Ltd., Class H	2,072,220	1,630,415
	China World Trade Center Co. Ltd., Class A	29,700	71,016
	China Yangtze Power Co. Ltd., Class A	748,847	2,546,818
	China Zhenhua Group Science & Technology Co. Ltd., Class A	28,400	176,335
#	China Zheshang Bank Co. Ltd., Class H	1,728,499	458,414
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	92,100	190,059
	Chongqing Brewery Co. Ltd., Class A	4,100	31,792
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	529,585
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	31,900	54,658
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	1,024,464
	Chongqing Zhifei Biological Products Co. Ltd., Class A	119,870	750,021
	Chow Tai Seng Jewellery Co. Ltd., Class A	126,400	283,943
	CITIC Ltd.	4,739,000	4,574,054
	CITIC Securities Co. Ltd., Class H	1,685,300	3,289,238
	CMOC Group Ltd., Class H	3,165,966	1,734,170
	CNGR Advanced Material Co. Ltd., Class A	25,000	151,612
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	110,671
	CNOOC Energy Technology & Services Ltd., Class A	655,100	267,213
	COFCO Sugar Holding Co. Ltd., Class A	18,100	21,305
	Contemporary Amperex Technology Co. Ltd., Class A	191,436	4,045,672
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,854,000	1,723,885
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,706,299	4,944,566
	CRRC Corp. Ltd., Class H	2,592,000	1,204,744
Ω	CSC Financial Co. Ltd., Class H	595,000	453,090
	CSPC Pharmaceutical Group Ltd.	14,351,200	10,558,026
	Daqin Railway Co. Ltd., Class A	643,060	669,041
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	80,412	255,405
	Datang International Power Generation Co. Ltd., Class H	950,000	145,794
*	Deppon Logistics Co. Ltd., Class A	78,900	146,183
	DHC Software Co. Ltd., Class A	257,400	179,261
	Digital China Group Co. Ltd., Class A	47,500	151,346
	Do-Fluoride New Materials Co. Ltd., Class A	122,892	207,810
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	311,871
	Dongfang Electric Corp. Ltd., Class H	305,200	261,326
	Dongxing Securities Co. Ltd., Class A	282,318	312,209
	East Money Information Co. Ltd., Class A	544,473	947,506
	Ecovacs Robotics Co. Ltd., Class A	23,500	104,634
	ENN Energy Holdings Ltd.	629,000	4,682,181
	ENN Natural Gas Co. Ltd., Class A	244,700	595,476
	Eoptolink Technology, Inc. Ltd., Class A	10,100	59,370
	Eve Energy Co. Ltd., Class A	48,205	233,933
# Ω	Everbright Securities Co. Ltd., Class H	412,600	256,308
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	230,602
*	FAW Jiefang Group Co. Ltd., Class A	165,700	181,196
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	80,600	149,924
	First Capital Securities Co. Ltd., Class A	320,000	234,373

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Flat Glass Group Co. Ltd., Class H	436,000	$655,753
	Focus Media Information Technology Co. Ltd., Class A	727,597	573,134
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	186,467	883,414
	Fosun International Ltd.	856,222	449,324
	Founder Securities Co. Ltd., Class A	411,200	395,876
	Foxconn Industrial Internet Co. Ltd., Class A	481,000	890,245
	Fujian Funeng Co. Ltd., Class A	151,970	175,368
	Fujian Sunner Development Co. Ltd., Class A	97,163	202,592
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	732,800	3,312,924
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	7,900	40,306
# Ω	Ganfeng Lithium Group Co. Ltd., Class H	695,999	1,859,226
	Gansu Energy Chemical Co. Ltd., Class A	369,600	151,900
	Gaona Aero Material Co. Ltd., Class A	40,880	83,639
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,200	30,205
	GCL Energy Technology Co. Ltd., Class A	130,300	165,250
	GD Power Development Co. Ltd., Class A	524,300	326,760
	Geely Automobile Holdings Ltd.	9,430,000	8,938,304
	GEM Co. Ltd., Class A	275,176	172,601
	Gemdale Corp., Class A	289,000	162,783
	GF Securities Co. Ltd., Class H	1,027,600	1,034,183
	Giant Network Group Co. Ltd., Class A	85,600	109,612
	GigaDevice Semiconductor, Inc., Class A	22,974	199,970
	Ginlong Technologies Co. Ltd., Class A	18,825	156,571
	Glarun Technology Co. Ltd., Class A	69,600	108,862
	GoerTek, Inc., Class A	178,900	379,026
	Goneo Group Co. Ltd., Class A	6,216	80,510
	GoodWe Technologies Co. Ltd., Class A	10,840	140,840
*	Gotion High-tech Co. Ltd., Class A	83,100	216,334
	Great Wall Motor Co. Ltd., Class H	1,390,000	1,368,603
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	788,539
	GRG Banking Equipment Co. Ltd., Class A	142,000	187,433
	Guangdong Haid Group Co. Ltd., Class A	71,300	375,861
*	Guangdong HEC Technology Holding Co. Ltd., Class A	235,900	203,409
	Guangdong Hongda Holdings Group Co. Ltd., Class A	7,500	16,556
	Guangdong Investment Ltd.	1,342,000	780,194
	Guangdong Provincial Expressway Development Co. Ltd., Class A	18,600	23,667
	Guanghui Energy Co. Ltd., Class A	771,700	756,537
	Guangzhou Automobile Group Co. Ltd., Class H	2,909,162	1,149,887
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	43,400	56,948
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	230,000	559,062
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	298,065
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	21,001	152,878
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	162,101
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	83,340	216,902
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	208,523
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	97,126
	Guosen Securities Co. Ltd., Class A	186,700	209,186
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	410,704
	Guoyuan Securities Co. Ltd., Class A	308,740	275,062
	H World Group Ltd., ADR	86,463	2,746,929
	H World Group Ltd.	635,500	1,991,931
Ω	Haidilao International Holding Ltd.	1,717,000	2,705,160
	Haier Smart Home Co. Ltd., Class A	258,200	804,363
	Haier Smart Home Co. Ltd., Class H	3,039,600	8,588,881
*	Hainan Airlines Holding Co. Ltd., Class A	705,500	134,465
	Hainan Drinda New Energy Technology Co. Ltd., Class A	17,400	137,762
*	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	78,973
	Haitong Securities Co. Ltd., Class H	2,434,800	1,122,301
	Hang Zhou Great Star Industrial Co. Ltd., Class A	103,300	268,363

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangcha Group Co. Ltd., Class A	73,700	$235,755
	Hangjin Technology Co. Ltd., Class A	47,700	158,368
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	223,928
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	26,794	89,444
	Hangzhou First Applied Material Co. Ltd., Class A	63,435	200,958
	Hangzhou Lion Microelectronics Co. Ltd., Class A	42,968	122,355
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	81,500	270,118
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	243,007
	Hangzhou Silan Microelectronics Co. Ltd., Class A	62,422	157,942
	Hangzhou Tigermed Consulting Co. Ltd., Class A	9,700	54,848
# Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	79,100	247,402
	Han's Laser Technology Industry Group Co. Ltd., Class A	110,517	254,111
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	1,384,794
	Haohua Chemical Science & Technology Co. Ltd., Class A	20,600	76,376
	Harbin Boshi Automation Co. Ltd., Class A	57,200	97,245
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	43,600	106,491
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	7,700	62,819
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	181,831
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	277,420
	Henan Shenhuo Coal & Power Co. Ltd., Class A	243,000	564,453
	Henan Shuanghui Investment & Development Co. Ltd., Class A	178,429	708,100
	Hengan International Group Co. Ltd.	36,500	113,022
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	119,121	210,354
*	Hengli Petrochemical Co. Ltd., Class A	262,200	428,723
	Hengtong Optic-electric Co. Ltd., Class A	143,100	219,161
*	Hengyi Petrochemical Co. Ltd., Class A	294,988	256,115
	Hesteel Co. Ltd., Class A	1,383,853	401,032
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	413,281
	HLA Group Corp. Ltd., Class A	198,600	212,633
	Hongta Securities Co. Ltd., Class A	18,120	18,506
	Hoyuan Green Energy Co. Ltd., Class A	67,600	232,608
# * Ω	Hua Hong Semiconductor Ltd.	652,000	1,181,191
	Huaan Securities Co. Ltd., Class A	71,200	44,475
#	Huadian Power International Corp. Ltd., Class H	1,134,000	543,828
	Huadong Medicine Co. Ltd., Class A	70,000	282,386
	Huafon Chemical Co. Ltd., Class A	349,483	297,369
	Huagong Tech Co. Ltd., Class A	30,400	108,787
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	648,606
	Hualan Biological Engineering, Inc., Class A	78,500	192,505
*	Huaneng Power International, Inc., Class H	2,394,000	1,350,014
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,605,601
	Huaxi Securities Co. Ltd., Class A	251,400	260,974
	Huaxia Bank Co. Ltd., Class A	644,456	543,835
	Huayu Automotive Systems Co. Ltd., Class A	199,300	451,521
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	109,512
	Hubei Dinglong Co. Ltd., Class A	44,900	108,134
	Hubei Energy Group Co. Ltd., Class A	227,983	137,638
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,400	15,449
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	427,391
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	125,100	285,218
	Huizhou Desay Sv Automotive Co. Ltd., Class A	19,300	228,907
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	396,381
	Hunan Valin Steel Co. Ltd., Class A	694,400	528,032
	Hundsun Technologies, Inc., Class A	41,729	122,137
	IEIT Systems Co. Ltd., Class A	59,084	231,612
	Iflytek Co. Ltd., Class A	66,700	354,882
	IKD Co. Ltd., Class A	73,300	189,788
	Imeik Technology Development Co. Ltd., Class A	4,700	177,566
	Industrial & Commercial Bank of China Ltd., Class H	30,599,185	14,905,773

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Industrial Bank Co. Ltd., Class A	643,039	$1,410,481
	Industrial Securities Co. Ltd., Class A	592,648	450,180
	Infore Environment Technology Group Co. Ltd., Class A	82,224	50,873
	Ingenic Semiconductor Co. Ltd., Class A	18,000	119,194
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	274,031
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	616,863
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	203,056	280,865
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	761,503	377,503
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	115,100	138,031
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	287,000	1,083,929
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	286,234
* Ω	Innovent Biologics, Inc.	572,500	2,306,552
	JA Solar Technology Co. Ltd., Class A	135,804	323,352
	Jason Furniture Hangzhou Co. Ltd., Class A	71,180	336,491
	JCET Group Co. Ltd., Class A	185,200	578,464
* Ω	JD Health International, Inc.	911,650	3,008,249
* Ω	JD Logistics, Inc.	458,700	400,526
#	JD.com, Inc., ADR	124,763	2,813,406
	JD.com, Inc., Class A	1,229,171	13,860,297
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	297,312
	Jiangsu Eastern Shenghong Co. Ltd., Class A	185,340	255,425
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	973,873
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	86,671
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	395,770
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	836,493
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	88,681
	Jiangsu King's Luck Brewery JSC Ltd., Class A	56,412	348,055
	Jiangsu Linyang Energy Co. Ltd., Class A	178,367	137,177
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	76,893
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	71,700	232,461
	Jiangsu Pacific Quartz Co. Ltd., Class A	13,168	131,237
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	44,800	56,899
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	722,452
	Jiangsu Yangnong Chemical Co. Ltd., Class A	44,856	307,307
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	99,632
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	374,905
	Jiangsu Zhongtian Technology Co. Ltd., Class A	229,900	370,657
	Jiangxi Copper Co. Ltd., Class H	1,321,000	1,847,458
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	88,000	173,431
	Jinduicheng Molybdenum Co. Ltd., Class A	146,000	185,699
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	124,700	212,050
	JiuGui Liquor Co. Ltd., Class A	11,500	99,629
	Jizhong Energy Resources Co. Ltd., Class A	535,300	562,699
	JL Mag Rare-Earth Co. Ltd., Class A	74,560	153,529
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	291,166
	Joinn Laboratories China Co. Ltd., Class A	9,534	21,975
	Jointown Pharmaceutical Group Co. Ltd., Class A	376,299	364,906
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,800	88,227
	Juewei Food Co. Ltd., Class A	27,844	77,835
*	Juneyao Airlines Co. Ltd., Class A	77,340	128,240
	Keboda Technology Co. Ltd., Class A	6,200	46,223
	Kingfa Sci & Tech Co. Ltd., Class A	64,200	55,146
	Kingsoft Corp. Ltd.	419,000	1,019,324
	Konfoong Materials International Co. Ltd., Class A	9,500	52,034
* Ω	Kuaishou Technology	564,000	2,842,750
*	Kuang-Chi Technologies Co. Ltd., Class A	51,300	85,140
	Kunlun Energy Co. Ltd.	7,170,000	6,423,581
*	Kunlun Tech Co. Ltd., Class A	28,500	118,380

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kweichow Moutai Co. Ltd., Class A	55,993	$12,532,820
*	KWG Living Group Holdings Ltd.	258,250	11,963
	Lao Feng Xiang Co. Ltd., Class A	41,600	359,189
	Laobaixing Pharmacy Chain JSC, Class A	36,000	136,066
	LB Group Co. Ltd., Class A	174,800	392,283
	Lenovo Group Ltd.	7,113,278	7,448,106
	Lens Technology Co. Ltd., Class A	200,200	291,223
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	220,974
	Levima Advanced Materials Corp., Class A	33,700	67,479
	Leyard Optoelectronic Co. Ltd., Class A	142,800	89,793
# *	Li Auto, Inc., ADR	112,566	3,115,827
*	Li Auto, Inc., Class A	135,900	1,878,535
	Li Ning Co. Ltd.	4,298,000	9,181,912
	Lingyi iTech Guangdong Co., Class A	512,118	338,389
Ω	Longfor Group Holdings Ltd.	3,631,500	4,026,629
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	905,506
	Longshine Technology Group Co. Ltd., Class A	59,002	88,807
	Luxi Chemical Group Co. Ltd., Class A	236,400	304,348
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,093,001
	Luzhou Laojiao Co. Ltd., Class A	66,129	1,355,092
	Mango Excellent Media Co. Ltd., Class A	135,592	403,898
	Maxscend Microelectronics Co. Ltd., Class A	13,700	175,808
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	195,718
* Ω	Meituan, Class B	1,455,540	11,707,233
	Metallurgical Corp. of China Ltd., Class H	4,746,000	928,778
	Ming Yang Smart Energy Group Ltd., Class A	138,104	173,075
	MINISO Group Holding Ltd.	372,400	1,575,070
	Montage Technology Co. Ltd., Class A	27,314	171,102
	Muyuan Foods Co. Ltd., Class A	287,257	1,411,897
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	345,444
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	117,146	212,529
	Nanjing Securities Co. Ltd., Class A	19,300	20,033
	NARI Technology Co. Ltd., Class A	299,642	876,435
	NAURA Technology Group Co. Ltd., Class A	11,700	370,099
*	NavInfo Co. Ltd., Class A	134,350	121,387
	NetEase, Inc., ADR	182,575	17,826,623
	NetEase, Inc.	159,100	3,092,603
	New China Life Insurance Co. Ltd., Class H	1,010,500	1,803,373
*	New Hope Liuhe Co. Ltd., Class A	198,866	226,767
	Newland Digital Technology Co. Ltd., Class A	58,300	128,157
	Ninestar Corp., Class A	84,651	228,243
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	3,600	10,396
	Ningbo Joyson Electronic Corp., Class A	126,400	254,593
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	153,278
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	49,742	197,132
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	311,081
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	296,539
	Ningbo Xusheng Group Co. Ltd., Class A	36,400	68,257
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	112,144
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	595,337
# *	NIO, Inc., ADR	189,636	1,065,754
# *	NIO, Inc., Class A	518,030	2,907,638
Ω	Nongfu Spring Co. Ltd., Class H	382,200	2,074,257
	North Industries Group Red Arrow Co. Ltd., Class A	87,300	138,543
*	Offcn Education Technology Co. Ltd., Class A	280,212	137,694
	Offshore Oil Engineering Co. Ltd., Class A	334,000	260,371
*	OFILM Group Co. Ltd., Class A	114,200	106,325
	Oppein Home Group, Inc., Class A	28,195	240,800
	Orient Overseas International Ltd.	258,500	3,858,938

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Orient Securities Co. Ltd., Class H	898,800	$350,148
	Oriental Pearl Group Co. Ltd., Class A	82,700	78,654
	Ovctek China, Inc., Class A	43,852	106,415
*	Pacific Securities Co. Ltd., Class A	72,400	32,459
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	184,808
*	PDD Holdings, Inc., ADR	215,275	27,311,939
	People.cn Co. Ltd., Class A	36,600	109,757
	People's Insurance Co. Group of China Ltd. , Class H	7,081,000	2,201,326
	Perfect World Co. Ltd., Class A	131,785	175,494
	PetroChina Co. Ltd., Class H	17,336,000	12,540,268
# Ω	Pharmaron Beijing Co. Ltd., Class H	156,025	202,000
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	8,957,315
	Ping An Bank Co. Ltd., Class A	722,500	952,855
	Ping An Insurance Group Co. of China Ltd., Class H	4,658,000	19,580,094
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	322,900	518,961
*	Polaris Bay Group Co. Ltd., Class A	18,800	19,161
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	598,780
Ω	Postal Savings Bank of China Co. Ltd., Class H	4,787,000	2,302,112
	Power Construction Corp. of China Ltd., Class A	583,011	408,833
	Pylon Technologies Co. Ltd., Class A	14,877	165,753
	Qianhe Condiment & Food Co. Ltd., Class A	34,260	66,702
Ω	Qingdao Port International Co. Ltd., Class H	69,000	38,618
*	Qingdao Rural Commercial Bank Corp., Class A	691,706	251,455
*	Qingdao Sentury Tire Co. Ltd., Class A	53,900	213,972
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	182,977
*	Qinghai Salt Lake Industry Co. Ltd., Class A	161,100	321,787
	Raytron Technology Co. Ltd., Class A	17,317	79,797
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	77,401
	Risen Energy Co. Ltd., Class A	84,004	172,288
	Rockchip Electronics Co. Ltd., Class A	9,500	61,204
	Rongsheng Petrochemical Co. Ltd., Class A	430,194	567,347
*	Sai Micro Electronics, Inc., Class A	21,000	52,343
	SAIC Motor Corp. Ltd., Class A	236,045	449,947
	Sailun Group Co. Ltd., Class A	260,200	437,471
	Sanan Optoelectronics Co. Ltd., Class A	86,000	131,736
*	Sangfor Technologies, Inc., Class A	11,800	89,675
	Sany Heavy Industry Co. Ltd., Class A	286,434	522,444
*	Satellite Chemical Co. Ltd., Class A	345,661	658,079
	SDIC Power Holdings Co. Ltd., Class A	251,000	489,697
	Sealand Securities Co. Ltd., Class A	328,190	147,738
*	Seazen Holdings Co. Ltd., Class A	173,200	238,710
*	Seres Group Co. Ltd., Class A	57,600	455,020
	SF Holding Co. Ltd., Class A	232,461	1,144,530
	SG Micro Corp., Class A	13,715	118,728
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	2,344,230
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	546,450	736,406
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	192,426
Ω	Shandong Gold Mining Co. Ltd., Class H	488,250	702,930
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	88,400	328,709
	Shandong Hi-speed Co. Ltd., Class A	59,700	63,465
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	474,070
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	355,795
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	363,544
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	176,280
	Shandong Publishing & Media Co. Ltd., Class A	123,900	167,649
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	449,422
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	11,600	87,274
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,758,800	1,123,525
	Shanghai Aiko Solar Energy Co. Ltd., Class A	76,200	146,900

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	$95,918
	Shanghai Baosight Software Co. Ltd., Class A	74,599	425,877
	Shanghai Construction Group Co. Ltd., Class A	770,676	249,269
*	Shanghai Electric Group Co. Ltd., Class H	2,990,000	559,563
	Shanghai Electric Power Co. Ltd., Class A	119,200	131,875
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	411,000	697,840
*	Shanghai International Airport Co. Ltd., Class A	31,700	146,358
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	52,200	184,076
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	197,506
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	130,621
	Shanghai M&G Stationery, Inc., Class A	45,969	196,194
	Shanghai Moons' Electric Co. Ltd., Class A	13,000	67,249
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	1,413,509
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	840,256
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	99,356	227,707
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	359,130
	Shanghai Rural Commercial Bank Co. Ltd., Class A	294,300	259,235
	Shanghai Stonehill Technology Co. Ltd., Class A	405,200	139,379
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	293,656
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	282,159	245,098
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	111,800	247,782
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	631,030	923,574
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	91,800	144,953
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	332,530	1,097,968
*	Shanxi Meijin Energy Co. Ltd., Class A	464,717	346,899
	Shanxi Securities Co. Ltd., Class A	216,280	149,192
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	267,706
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,550,284
	Shede Spirits Co. Ltd., Class A	13,900	160,298
	Shenghe Resources Holding Co. Ltd., Class A	162,900	187,051
	Shengyi Technology Co. Ltd., Class A	162,200	324,682
	Shennan Circuits Co. Ltd., Class A	31,982	235,400
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	241,791
	Shenzhen Capchem Technology Co. Ltd., Class A	42,140	218,342
	Shenzhen Dynanonic Co. Ltd., Class A	9,044	52,289
	Shenzhen Energy Group Co. Ltd., Class A	235,019	203,042
	Shenzhen Envicool Technology Co. Ltd., Class A	17,500	46,836
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	150,721
	Shenzhen Gas Corp. Ltd., Class A	150,500	133,336
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	315,863
	Shenzhen Kaifa Technology Co. Ltd., Class A	86,300	143,230
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	41,240	120,045
	Shenzhen Kedali Industry Co. Ltd., Class A	17,166	161,647
	Shenzhen Kinwong Electronic Co. Ltd., Class A	33,164	80,268
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	50,700	141,114
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	1,859,625
	Shenzhen MTC Co. Ltd., Class A	411,800	271,641
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	209,887
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	566,280	233,027
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	128,271
	Shenzhen SC New Energy Technology Corp., Class A	12,566	99,007
	Shenzhen SED Industry Co. Ltd., Class A	30,800	75,367
	Shenzhen Senior Technology Material Co. Ltd., Class A	25,101	38,034
	Shenzhen Sunlord Electronics Co. Ltd., Class A	59,300	182,936
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	159,899
	Shenzhen Transsion Holdings Co. Ltd., Class A	26,512	504,661
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	102,671	331,077
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	199,506
	Shenzhou International Group Holdings Ltd.	469,000	4,176,635

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	153,056	$419,792
*	Siasun Robot & Automation Co. Ltd., Class A	65,000	82,841
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	323,520
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,055,600	336,665
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	416,748
*	Sichuan New Energy Power Co. Ltd., Class A	41,100	57,311
	Sichuan Road & Bridge Group Co. Ltd., Class A	370,440	414,809
	Sichuan Swellfun Co. Ltd., Class A	23,700	157,756
	Sieyuan Electric Co. Ltd., Class A	49,100	346,223
	Sino Biopharmaceutical Ltd.	16,345,500	5,898,045
	Sinoma International Engineering Co., Class A	254,900	395,966
	Sinoma Science & Technology Co. Ltd., Class A	190,294	377,058
	Sinomine Resource Group Co. Ltd., Class A	67,100	291,692
	Sinopharm Group Co. Ltd., Class H	2,432,000	6,394,904
	Sinosoft Co. Ltd., Class A	37,280	122,526
	Sinotruk Jinan Truck Co. Ltd., Class A	65,600	127,759
*	Skshu Paint Co. Ltd., Class A	16,707	83,811
Ω	Smoore International Holdings Ltd.	179,000	108,242
	Songcheng Performance Development Co. Ltd., Class A	85,200	105,612
	Sonoscape Medical Corp., Class A	15,300	76,416
	SooChow Securities Co. Ltd., Class A	334,850	313,946
	Southwest Securities Co. Ltd., Class A	707,636	364,148
	SPIC Industry-Finance Holdings Co. Ltd., Class A	71,500	37,724
*	Spring Airlines Co. Ltd., Class A	15,700	114,428
	StarPower Semiconductor Ltd., Class A	4,300	76,188
	State Grid Information & Communication Co. Ltd., Class A	75,800	155,882
*	STO Express Co. Ltd., Class A	94,000	91,239
	Sungrow Power Supply Co. Ltd., Class A	46,800	511,089
	Sunny Optical Technology Group Co. Ltd.	697,400	4,286,487
	Sunresin New Materials Co. Ltd., Class A	21,875	134,445
	Sunwoda Electronic Co. Ltd., Class A	101,700	165,343
	Suofeiya Home Collection Co. Ltd., Class A	27,570	59,644
	SUPCON Technology Co. Ltd., Class A	7,794	38,325
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	162,800	283,023
	Suzhou Maxwell Technologies Co. Ltd., Class A	7,461	106,678
	Suzhou TFC Optical Communication Co. Ltd., Class A	16,000	190,498
	Taiji Computer Corp. Ltd., Class A	11,100	35,005
*	Talkweb Information System Co. Ltd., Class A	44,100	70,263
	Tangshan Jidong Cement Co. Ltd., Class A	262,200	209,245
	TangShan Port Group Co. Ltd., Class A	531,500	299,184
	Tasly Pharmaceutical Group Co. Ltd., Class A	12,700	25,413
	TBEA Co. Ltd., Class A	282,620	552,885
*	TCL Technology Group Corp., Class A	645,098	363,987
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	179,250	307,047
	Tencent Holdings Ltd.	3,804,300	132,052,200
*	Tencent Music Entertainment Group, ADR	506,395	4,760,113
	Thunder Software Technology Co. Ltd., Class A	13,300	92,875
	Tian Di Science & Technology Co. Ltd., Class A	466,820	372,835
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,300	195,061
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	46,100	169,088
*	Tianma Microelectronics Co. Ltd., Class A	161,455	186,876
	Tianqi Lithium Corp., Class H	96,400	423,642
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	309,727
	Tianshui Huatian Technology Co. Ltd., Class A	233,700	211,981
	Tingyi Cayman Islands Holding Corp.	2,448,000	2,437,567
*	Titan Wind Energy Suzhou Co. Ltd., Class A	142,000	176,523
	TongFu Microelectronics Co. Ltd., Class A	167,000	427,504
*	Tongkun Group Co. Ltd., Class A	157,809	261,459
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	425,503

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tongwei Co. Ltd., Class A	228,800	$742,634
*	Topchoice Medical Corp., Class A	13,300	110,260
	TravelSky Technology Ltd., Class H	183,000	184,068
	Trina Solar Co. Ltd., Class A	99,986	322,360
*	Trip.com Group Ltd., ADR	329,607	12,050,432
*	Trip.com Group Ltd.	99,700	3,629,020
	Tsingtao Brewery Co. Ltd., Class H	706,000	4,028,941
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	37,799	275,208
*	Unisplendour Corp. Ltd., Class A	98,960	213,956
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	195,877
	Valiant Co. Ltd., Class A	56,000	100,041
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	126,302
*	Vipshop Holdings Ltd., ADR	534,579	8,494,460
	Walvax Biotechnology Co. Ltd., Class A	54,200	124,625
	Wangsu Science & Technology Co. Ltd., Class A	165,500	178,590
	Wanhua Chemical Group Co. Ltd., Class A	185,000	1,802,768
	Want Want China Holdings Ltd.	6,370,000	3,506,062
	Wanxiang Qianchao Co. Ltd., Class A	217,200	131,719
	Weichai Power Co. Ltd., Class H	2,380,800	4,203,215
	Weihai Guangwei Composites Co. Ltd., Class A	71,426	233,695
	Wens Foodstuffs Group Co. Ltd., Class A	344,480	902,421
	Western Mining Co. Ltd., Class A	148,200	293,723
	Western Securities Co. Ltd., Class A	238,600	198,312
	Western Superconducting Technologies Co. Ltd., Class A	29,292	144,545
	Wharf Holdings Ltd.	958,000	2,798,977
	Will Semiconductor Co. Ltd. Shanghai, Class A	27,921	335,931
*	Wingtech Technology Co. Ltd., Class A	85,948	400,765
	Winner Medical Co. Ltd., Class A	39,997	172,110
	Wolong Electric Group Co. Ltd., Class A	143,200	190,044
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	371,237
	Wuhan DR Laser Technology Corp. Ltd., Class A	3,816	22,331
	Wuhan Guide Infrared Co. Ltd., Class A	138,893	104,304
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	72,683
	Wuhu Token Science Co. Ltd., Class A	57,430	36,906
	Wuliangye Yibin Co. Ltd., Class A	174,006	3,071,509
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	436,287
# Ω	WuXi AppTec Co. Ltd., Class H	189,760	1,312,948
	Wuxi Autowell Technology Co. Ltd., Class A	14,529	144,963
* Ω	Wuxi Biologics Cayman, Inc.	2,217,500	5,835,428
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	152,000	420,353
	XCMG Construction Machinery Co. Ltd., Class A	472,203	370,204
	Xiamen C & D, Inc., Class A	197,100	266,060
	Xiamen Faratronic Co. Ltd., Class A	12,100	145,048
	Xiamen ITG Group Corp. Ltd., Class A	163,430	155,475
	Xiamen Tungsten Co. Ltd., Class A	157,480	334,908
	Xi'an Triangle Defense Co. Ltd., Class A	14,584	46,271
	Xiangcai Co. Ltd., Class A	98,400	101,021
* Ω	Xiaomi Corp., Class B	8,928,200	14,066,630
*	Xinfengming Group Co. Ltd., Class A	153,500	253,542
	Xinjiang Tianshan Cement Co. Ltd., Class A	90,800	83,656
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	191,600	132,437
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	125,508
	Xinyi Solar Holdings Ltd.	5,029,103	2,309,069
*	XPeng, Inc., Class A	635,400	2,646,218
	Xuji Electric Co. Ltd., Class A	90,600	250,259
Ω	Yadea Group Holdings Ltd.	1,260,000	1,727,587
	Yangling Metron New Material, Inc., Class A	29,340	99,380
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	238,632
	Yankuang Energy Group Co. Ltd., Class H	2,351,000	4,830,090

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	$25,049
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	97,155	355,989
	Yealink Network Technology Corp. Ltd., Class A	63,476	215,494
*	Yifan Pharmaceutical Co. Ltd., Class A	92,800	134,163
	Yifeng Pharmacy Chain Co. Ltd., Class A	55,167	291,584
	Yintai Gold Co. Ltd., Class A	195,817	384,940
	YongXing Special Materials Technology Co. Ltd., Class A	44,870	278,786
	Yonyou Network Technology Co. Ltd., Class A	83,500	130,028
	Youngor Fashion Co. Ltd., Class A	340,604	319,722
	YTO Express Group Co. Ltd., Class A	347,700	540,711
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	139,909
	Yum China Holdings, Inc.	322,032	11,124,010
	Yunda Holding Co. Ltd., Class A	358,790	311,780
	Yunnan Aluminium Co. Ltd., Class A	373,200	558,595
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	354,890
	Yunnan Copper Co. Ltd., Class A	308,200	433,696
	Yunnan Energy New Material Co. Ltd., Class A	36,162	213,958
	Yunnan Tin Co. Ltd., Class A	202,000	354,454
	Zangge Mining Co. Ltd., Class A	103,900	358,536
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	695,464
	Zhefu Holding Group Co. Ltd., Class A	607,423	261,423
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	267,652
	Zhejiang Cfmoto Power Co. Ltd., Class A	5,600	73,266
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	337,339
	Zhejiang Chint Electrics Co. Ltd., Class A	144,821	376,293
	Zhejiang Dahua Technology Co. Ltd., Class A	109,713	237,061
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	204,040
	Zhejiang Hailiang Co. Ltd., Class A	143,800	182,874
	Zhejiang HangKe Technology, Inc. Co., Class A	6,731	18,617
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	200,640	323,401
	Zhejiang Huayou Cobalt Co. Ltd., Class A	83,711	290,614
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	246,087
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	65,300	37,118
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	215,637
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	71,600	178,866
	Zhejiang Juhua Co. Ltd., Class A	174,900	388,973
	Zhejiang Longsheng Group Co. Ltd., Class A	83,900	89,961
	Zhejiang NHU Co. Ltd., Class A	300,188	671,108
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	9,200	26,913
	Zhejiang Semir Garment Co. Ltd., Class A	245,100	180,769
	Zhejiang Supor Co. Ltd., Class A	38,403	270,472
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	187,803	405,521
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	62,534	118,460
	Zheshang Securities Co. Ltd., Class A	270,063	363,191
	Zhongji Innolight Co. Ltd., Class A	20,527	292,760
	Zhongjin Gold Corp. Ltd., Class A	428,700	563,066
	Zhongsheng Group Holdings Ltd.	691,000	1,166,424
	Zhuhai Huafa Properties Co. Ltd., Class A	21,000	19,527
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	542,300	1,331,268
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	222,680
	Zijin Mining Group Co. Ltd., Class H	5,099,000	7,566,222
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,785,800	949,585
	ZTE Corp., Class H	728,885	1,266,636
	ZTO Express Cayman, Inc., ADR	260,448	4,260,929
	ZTO Express Cayman, Inc.	55,650	904,311
TOTAL CHINA			1,031,986,092
COLOMBIA — (0.1%)
	BAC Holding International Corp.	1,290,635	84,518

The Emerging Markets Series
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Bancolombia SA, Sponsored ADR	46,221	$1,454,113
	Bancolombia SA	98,100	825,315
	Ecopetrol SA	1,061,651	636,613
	Grupo Argos SA	208,110	733,253
	Grupo Energia Bogota SA ESP	372,477	217,614
	Grupo Nutresa SA	1,014	11,708
	Interconexion Electrica SA ESP	161,858	700,807
	Sociedad Portafolio SA	1,014	1,763
TOTAL COLOMBIA			4,665,704
CZECH REPUBLIC — (0.2%)
	CEZ AS	103,896	3,935,792
	Komercni Banka AS	71,546	2,347,257
Ω	Moneta Money Bank AS	450,001	1,936,573
	Philip Morris CR AS	75	52,196
TOTAL CZECH REPUBLIC			8,271,818
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB), GDR	1,795,168	2,115,471
GREECE — (0.5%)
*	Alpha Services & Holdings SA	2,134,179	3,800,690
*	Eurobank Ergasias Services & Holdings SA, Class A	1,395,697	2,690,157
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	122,422	1,699,812
	Helleniq Energy Holdings SA	99,114	794,939
	Jumbo SA	104,333	2,935,900
	Motor Oil Hellas Corinth Refineries SA	102,332	2,803,498
	Mytilineos SA	64,485	2,647,717
*	National Bank of Greece SA	340,141	2,586,119
	OPAP SA	113,020	1,954,585
*	Piraeus Financial Holdings SA	506,375	2,050,681
*	Public Power Corp. SA	82,491	1,091,552
	Terna Energy SA	37,166	603,183
TOTAL GREECE			25,658,833
HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	679,887	5,565,777
	OTP Bank Nyrt	114,088	5,286,351
	Richter Gedeon Nyrt	89,351	2,410,720
TOTAL HUNGARY			13,262,848
INDIA — (18.8%)
	3M India Ltd.	378	157,251
	Aarti Industries Ltd.	83,073	657,721
*	Aarti Pharmalabs Ltd.	45,595	292,415
	ABB India Ltd.	22,884	1,285,642
	ACC Ltd.	72,319	2,215,371
*	Adani Energy Solutions Ltd.	70,670	915,833
	Adani Enterprises Ltd.	47,602	1,799,279
*	Adani Green Energy Ltd.	67,313	1,365,602
	Adani Ports & Special Economic Zone Ltd.	398,709	5,788,375
*	Adani Power Ltd.	716,345	4,881,121
	Adani Total Gas Ltd.	76,045	934,169

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Capital Ltd.	775,396	$1,596,318
	AIA Engineering Ltd.	14,768	723,689
	Alkem Laboratories Ltd.	17,972	1,081,167
	Ambuja Cements Ltd.	409,686	2,750,918
	APL Apollo Tubes Ltd.	132,695	2,418,754
	Apollo Hospitals Enterprise Ltd.	80,438	6,120,936
	Ashok Leyland Ltd.	1,758,099	3,724,011
	Asian Paints Ltd.	220,693	7,855,650
	Astral Ltd.	135,420	2,991,230
Ω	AU Small Finance Bank Ltd.	165,427	1,270,106
	Aurobindo Pharma Ltd.	292,903	4,065,437
* Ω	Avenue Supermarts Ltd.	53,575	2,459,121
	Axis Bank Ltd.	1,488,509	19,133,737
	Bajaj Auto Ltd.	56,952	5,264,979
	Bajaj Finance Ltd.	139,763	11,573,447
	Bajaj Finserv Ltd.	236,324	4,618,082
	Bajaj Holdings & Investment Ltd.	35,975	3,616,580
	Balkrishna Industries Ltd.	98,036	2,906,461
Ω	Bandhan Bank Ltd.	454,979	1,251,237
	Bank of Baroda	970,898	2,898,014
	Bank of India	449,518	750,292
	Berger Paints India Ltd.	254,104	1,728,249
	Bharat Electronics Ltd.	3,301,934	7,409,482
	Bharat Forge Ltd.	267,677	3,977,932
	Bharat Heavy Electricals Ltd.	802,001	2,203,686
	Bharat Petroleum Corp. Ltd.	423,378	2,565,606
	Bharti Airtel Ltd.	1,469,776	20,752,026
	Bosch Ltd.	4,746	1,344,787
	Britannia Industries Ltd.	54,714	3,405,487
	Canara Bank	404,587	2,343,338
	CG Power & Industrial Solutions Ltd.	580,808	3,264,430
	Cholamandalam Investment & Finance Co. Ltd.	316,452	4,519,099
	Cipla Ltd.	490,971	7,991,156
	Coal India Ltd.	649,232	3,177,700
	Coforge Ltd.	8,972	674,458
	Colgate-Palmolive India Ltd.	122,914	3,815,388
	Container Corp. of India Ltd.	293,158	3,120,390
	Coromandel International Ltd.	60,562	767,295
	Cummins India Ltd.	81,546	2,237,467
	Dabur India Ltd.	333,478	2,169,128
	Dalmia Bharat Ltd.	54,450	1,486,235
	Deepak Nitrite Ltd.	77,938	2,159,947
	Divi's Laboratories Ltd.	74,883	3,298,856
	DLF Ltd.	478,113	4,583,245
	Dr Reddy's Laboratories Ltd., ADR	102,286	7,359,478
	Dr Reddy's Laboratories Ltd.	47,869	3,516,607
	Eicher Motors Ltd.	94,435	4,373,499
	Escorts Kubota Ltd.	9,138	328,568
	Federal Bank Ltd.	1,466,422	2,599,159
*	FSN E-Commerce Ventures Ltd.	158,443	312,804
	GAIL India Ltd.	2,125,136	4,424,519
	GAIL India Ltd., GDR	68,085	831,040
	GlaxoSmithKline Pharmaceuticals Ltd.	24,111	651,894
*	GMR Airports Infrastructure Ltd.	964,392	903,940
	Godrej Consumer Products Ltd.	200,135	2,801,206
*	Godrej Properties Ltd.	98,262	2,798,364
	Grasim Industries Ltd.	235,894	6,136,080
	Gujarat Fluorochemicals Ltd.	15,556	686,724
	Gujarat Gas Ltd.	39,922	278,532

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Havells India Ltd.	144,596	$2,256,451
	HCL Technologies Ltd.	598,248	11,308,749
Ω	HDFC Asset Management Co. Ltd.	74,444	3,213,581
	HDFC Bank Ltd.	1,445,429	25,420,848
Ω	HDFC Life Insurance Co. Ltd.	302,310	2,097,898
	Hero MotoCorp Ltd.	161,965	9,013,760
	Hindalco Industries Ltd.	1,309,430	9,121,190
	Hindustan Aeronautics Ltd.	147,012	5,337,000
*	Hindustan Petroleum Corp. Ltd.	547,972	3,063,049
	Hindustan Unilever Ltd.	440,646	13,141,272
	Honeywell Automation India Ltd.	120	56,001
	ICICI Bank Ltd., Sponsored ADR	649,989	15,859,719
	ICICI Bank Ltd.	1,390,129	17,159,159
Ω	ICICI Lombard General Insurance Co. Ltd.	169,476	3,065,264
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,099,764
*	IDFC First Bank Ltd.	3,319,317	3,359,425
	Indian Bank	165,572	990,052
	Indian Hotels Co. Ltd.	594,742	3,520,268
	Indian Oil Corp. Ltd.	1,227,595	2,178,346
	Indian Railway Catering & Tourism Corp. Ltd.	293,699	3,465,210
Ω	Indian Railway Finance Corp. Ltd.	1,324,087	2,813,706
	Indraprastha Gas Ltd.	248,390	1,288,137
*	Indus Towers Ltd.	1,239,002	3,324,618
	IndusInd Bank Ltd.	321,664	5,952,606
	Info Edge India Ltd.	58,077	3,521,149
#	Infosys Ltd., Sponsored ADR	380,854	7,563,760
	Infosys Ltd.	1,779,532	35,388,390
* Ω	InterGlobe Aviation Ltd.	44,987	1,606,307
	ITC Ltd.	1,903,270	10,122,526
	Jindal Stainless Ltd.	455,529	3,155,488
	Jindal Steel & Power Ltd.	574,138	5,223,920
*	Jio Financial Services Ltd.	1,840,805	5,501,641
	JSW Energy Ltd.	465,178	2,825,304
	JSW Steel Ltd.	780,793	7,663,056
	Jubilant Foodworks Ltd.	455,418	2,842,088
	Kansai Nerolac Paints Ltd.	136,203	560,980
	Kotak Mahindra Bank Ltd.	438,632	9,647,199
	KPIT Technologies Ltd.	132,118	2,464,615
	L&T Finance Holdings Ltd.	340,408	709,784
Ω	L&T Technology Services Ltd.	25,917	1,733,682
	Larsen & Toubro Ltd.	326,385	13,665,166
	Linde India Ltd.	5,996	402,312
Ω	LTIMindtree Ltd.	52,770	3,438,243
	Lupin Ltd.	226,834	4,095,360
	Mahindra & Mahindra Financial Services Ltd.	463,694	1,618,005
	Mahindra & Mahindra Ltd.	909,731	18,147,565
	Marico Ltd.	535,354	3,411,296
	Maruti Suzuki India Ltd.	58,613	7,170,703
*	Max Financial Services Ltd.	12,835	136,635
	Max Healthcare Institute Ltd.	462,071	4,385,465
	Motherson Sumi Wiring India Ltd.	1,240,252	975,692
	Mphasis Ltd.	110,209	3,432,572
	MRF Ltd.	2,139	3,657,020
	Muthoot Finance Ltd.	242,710	4,068,681
	Nestle India Ltd.	202,320	6,105,328
	NHPC Ltd.	1,368,368	1,499,944
	NMDC Ltd.	1,435,468	3,803,120
* ††	NMDC Steel Ltd.	1,251,805	1,048,174
	NTPC Ltd.	1,678,002	6,429,543

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oberoi Realty Ltd.	101,713	$1,625,517
	Oil & Natural Gas Corp. Ltd.	1,099,952	3,353,262
	Oil India Ltd.	50,649	260,708
	One 97 Communications Ltd.	115,063	1,051,773
	Oracle Financial Services Software Ltd.	32,810	2,575,559
	Page Industries Ltd.	7,482	3,368,227
	Patanjali Foods Ltd.	25,437	485,513
*	PB Fintech Ltd.	2,908	35,131
	Persistent Systems Ltd.	53,578	5,362,450
	Petronet LNG Ltd.	1,342,316	4,346,607
	Phoenix Mills Ltd.	54,735	1,593,529
	PI Industries Ltd.	68,216	2,774,941
	Pidilite Industries Ltd.	83,120	2,534,369
*	Piramal Pharma Ltd.	327,187	567,590
	Polycab India Ltd.	38,883	2,030,020
	Poonawalla Fincorp Ltd.	66,198	381,236
	Power Finance Corp. Ltd.	1,960,029	10,487,039
	Power Grid Corp. of India Ltd.	1,905,294	5,964,664
	Prestige Estates Projects Ltd.	101,135	1,531,354
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	2,105,555
	Punjab National Bank	1,858,882	2,563,702
	REC Ltd.	1,954,705	11,737,513
	Reliance Industries Ltd.	1,374,995	47,186,214
	Samvardhana Motherson International Ltd.	3,680,412	5,030,857
	SBI Cards & Payment Services Ltd.	189,655	1,640,963
Ω	SBI Life Insurance Co. Ltd.	169,235	2,871,453
	Schaeffler India Ltd.	25,819	971,272
	Shree Cement Ltd.	5,578	1,907,285
	Shriram Finance Ltd.	254,074	7,565,003
	Siemens Ltd.	25,712	1,282,382
	Solar Industries India Ltd.	20,971	1,632,775
	SRF Ltd.	163,573	4,564,851
	State Bank of India	981,059	7,590,487
	State Bank of India, GDR	3,115	241,101
	Steel Authority of India Ltd.	1,548,994	2,286,406
	Sun Pharmaceutical Industries Ltd.	438,723	7,476,869
	Sundaram Finance Holdings Ltd.	40,687	93,042
	Sundaram Finance Ltd.	17,422	747,992
	Supreme Industries Ltd.	44,232	2,216,663
*	Suzlon Energy Ltd.	5,849,480	3,234,459
Ω	Syngene International Ltd.	22,323	201,925
	Tata Chemicals Ltd.	54,041	670,991
	Tata Communications Ltd.	108,655	2,273,944
	Tata Consultancy Services Ltd.	545,801	24,990,729
	Tata Consumer Products Ltd.	298,572	4,024,344
	Tata Elxsi Ltd.	32,921	3,012,130
	Tata Motors Ltd.	1,193,638	12,712,322
	Tata Power Co. Ltd.	753,738	3,534,480
	Tata Steel Ltd.	6,853,641	11,222,847
	Tech Mahindra Ltd.	521,448	8,331,029
	Thermax Ltd.	3,178	121,474
	Titan Co. Ltd.	188,444	8,385,118
	Torrent Pharmaceuticals Ltd.	135,542	4,096,232
	Torrent Power Ltd.	26,011	326,441
	Trent Ltd.	113,086	4,207,004
	Tube Investments of India Ltd.	95,434	4,488,014
	TVS Motor Co. Ltd.	203,226	4,884,787
	UltraTech Cement Ltd.	56,447	6,886,711
	Union Bank of India Ltd.	1,550,551	2,608,471

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	United Breweries Ltd.	45,973	$1,001,082
	United Spirits Ltd.	236,027	3,085,349
	UNO Minda Ltd.	106,245	881,315
	UPL Ltd.	785,092	5,085,544
	Varun Beverages Ltd.	295,261	4,539,184
	Vedanta Ltd.	1,321,724	4,385,369
*	Vodafone Idea Ltd.	4,391,420	754,267
	Voltas Ltd.	106,939	1,401,865
	Wipro Ltd.	1,126,310	6,426,383
*	Yes Bank Ltd.	11,472,117	3,324,830
*	Zomato Ltd.	3,519,490	5,898,395
	Zydus Lifesciences Ltd.	252,848	2,314,562
TOTAL INDIA			883,841,003
INDONESIA — (1.9%)
	Adaro Energy Indonesia Tbk. PT	28,402,700	4,306,614
*	Adaro Minerals Indonesia Tbk. PT	2,457,900	229,433
	Aneka Tambang Tbk. PT	9,540,500	936,049
	Astra International Tbk. PT	19,890,310	6,445,262
	Bank Central Asia Tbk. PT	28,212,600	17,069,368
*	Bank Jago Tbk. PT	1,256,300	254,592
	Bank Mandiri Persero Tbk. PT	22,586,068	9,509,082
	Bank Negara Indonesia Persero Tbk. PT	11,805,444	4,295,002
	Bank Rakyat Indonesia Persero Tbk. PT	31,428,776	11,321,755
	Bank Syariah Indonesia Tbk. PT	10,831,923	1,597,226
	Barito Pacific Tbk. PT	12,994,656	871,698
	Bukit Asam Tbk. PT	5,234,400	866,265
*	Bumi Resources Tbk. PT	75,048,200	431,658
*	Capital Financial Indonesia Tbk. PT	5,193,000	243,922
	Charoen Pokphand Indonesia Tbk. PT	5,004,000	1,420,243
	Dayamitra Telekomunikasi PT	5,210,200	224,404
	Elang Mahkota Teknologi Tbk. PT	5,038,000	147,870
*	GoTo Gojek Tokopedia Tbk. PT	59,958,700	332,609
	Gudang Garam Tbk. PT	458,300	571,620
	Indah Kiat Pulp & Paper Tbk. PT	3,417,500	1,692,902
	Indo Tambangraya Megah Tbk. PT	523,500	896,933
	Indocement Tunggal Prakarsa Tbk. PT	1,207,600	689,553
	Indofood CBP Sukses Makmur Tbk. PT	1,193,300	889,144
	Indofood Sukses Makmur Tbk. PT	5,697,800	2,302,243
	Indosat Tbk. PT	1,204,300	730,602
	Kalbe Farma Tbk. PT	12,483,800	1,194,742
	Mayora Indah Tbk. PT	3,828,825	569,554
*	MD Pictures Tbk. PT	49,900	19,008
	Medco Energi Internasional Tbk. PT	6,525,700	503,206
*	Merdeka Copper Gold Tbk. PT	5,723,395	978,165
	Mitra Keluarga Karyasehat Tbk. PT	4,786,500	816,480
*	MNC Digital Entertainment Tbk. PT	387,300	73,401
	Pantai Indah Kapuk Dua Tbk. PT	197,800	60,712
	Perusahaan Gas Negara Tbk. PT	2,712,100	199,941
	Sarana Menara Nusantara Tbk. PT	24,128,600	1,357,225
	Semen Indonesia Persero Tbk. PT	4,306,129	1,691,178
	Sinar Mas Agro Resources & Technology Tbk. PT	865,700	208,502
	Sumber Alfaria Trijaya Tbk. PT	10,728,700	1,800,644
	Telkom Indonesia Persero Tbk. PT	22,978,700	5,763,675
	Tower Bersama Infrastructure Tbk. PT	1,953,500	241,540
	Transcoal Pacific Tbk. PT	973,200	453,323
	Unilever Indonesia Tbk. PT	4,594,500	902,017
	United Tractors Tbk. PT	2,902,596	4,216,331
	Vale Indonesia Tbk. PT	2,498,500	612,694

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XL Axiata Tbk. PT	3,474,839	$510,398
TOTAL INDONESIA			90,448,785
KUWAIT — (0.5%)
*	Agility Public Warehousing Co. KSC	976,730	1,842,287
	Al Ahli Bank of Kuwait KSCP	65,965	54,059
	Boubyan Bank KSCP	533,805	1,065,874
	Burgan Bank SAK	347,135	216,748
	Gulf Bank KSCP	1,649,784	1,555,894
	Kuwait Finance House KSCP	3,718,966	9,336,721
	Kuwait Telecommunications Co.	270,766	519,518
	Mabanee Co. KPSC	367,752	920,875
	Mobile Telecommunications Co. KSCP	1,170,450	2,002,136
	National Bank of Kuwait SAKP	2,401,841	7,654,648
	National Industries Group Holding SAK	55,839	43,400
	Warba Bank KSCP	553,754	340,356
TOTAL KUWAIT			25,552,516
MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd.	754,000	546,532
	AMMB Holdings Bhd.	2,141,259	1,917,070
	Axiata Group Bhd.	3,194,532	1,840,572
	Bank Islam Malaysia Bhd.	152,155	71,964
	Batu Kawan Bhd.	124,700	534,950
	Bursa Malaysia Bhd.	349,100	553,216
#	Carlsberg Brewery Malaysia Bhd., Class B	143,800	585,383
	CELCOMDIGI Bhd.	1,985,320	1,778,582
	CIMB Group Holdings Bhd.	3,067,470	4,040,297
*	D&O Green Technologies Bhd.	283,900	203,626
	Dialog Group Bhd.	2,206,018	853,151
	Fraser & Neave Holdings Bhd.	137,200	802,698
	Gamuda Bhd.	2,136,513	2,279,859
	Genting Bhd.	1,808,100	1,801,249
#	Genting Malaysia Bhd.	2,150,900	1,225,548
	Genting Plantations Bhd.	139,200	187,568
# *	Greatech Technology Bhd.	198,100	190,780
#	HAP Seng Consolidated Bhd.	696,400	686,999
# *	Hartalega Holdings Bhd.	1,492,400	863,756
#	Heineken Malaysia Bhd.	143,700	732,065
	Hong Leong Bank Bhd.	259,166	1,051,800
	Hong Leong Financial Group Bhd.	243,883	846,513
#	IHH Healthcare Bhd.	731,100	943,264
	IJM Corp. Bhd.	2,122,200	1,002,053
#	Inari Amertron Bhd.	2,621,300	1,754,783
	IOI Corp. Bhd.	1,534,905	1,294,157
	IOI Properties Group Bhd.	1,450,429	661,840
	KPJ Healthcare Bhd.	110,100	37,462
	Kuala Lumpur Kepong Bhd.	392,146	1,839,000
	Malayan Banking Bhd.	2,464,719	4,820,985
	Malaysia Airports Holdings Bhd.	873,850	1,420,960
	Malaysian Pacific Industries Bhd.	50,900	289,967
#	Maxis Bhd.	1,355,100	1,087,724
	MISC Bhd.	629,598	977,278
Ω	MR DIY Group M Bhd.	1,742,650	508,454
	My EG Services Bhd.	5,511,168	906,871
	Nestle Malaysia Bhd.	43,200	1,090,857
#	Petronas Chemicals Group Bhd.	1,392,600	1,990,459
	Petronas Dagangan Bhd.	172,900	779,360

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Petronas Gas Bhd.	360,800	$1,352,400
	PPB Group Bhd.	495,880	1,513,969
	Press Metal Aluminium Holdings Bhd.	1,958,700	1,960,348
	Public Bank Bhd.	8,022,870	7,437,334
#	QL Resources Bhd.	869,585	1,071,638
	RHB Bank Bhd.	1,699,417	2,010,401
	Scientex Bhd.	334,600	283,080
	Sime Darby Bhd.	3,545,261	1,819,025
	Sime Darby Plantation Bhd.	1,349,221	1,258,197
#	Sunway Bhd.	1,590,282	899,775
	Telekom Malaysia Bhd.	517,329	646,546
#	Tenaga Nasional Bhd.	985,950	2,233,858
	TIME dotCom Bhd.	1,055,600	1,225,660
# *	Top Glove Corp. Bhd.	5,149,500	1,010,991
#	United Plantations Bhd.	145,900	609,761
	ViTrox Corp. Bhd.	269,200	394,274
	Westports Holdings Bhd.	575,000	461,890
	Yinson Holdings Bhd.	1,639,640	890,858
#	YTL Corp. Bhd.	3,170,712	1,563,205
	YTL Power International Bhd.	1,223,900	1,059,353
TOTAL MALAYSIA			74,702,215
MEXICO — (2.6%)
	Alfa SAB de CV, Class A	3,153,021	2,465,774
	America Movil SAB de CV, Class B	11,793,086	10,640,945
	Arca Continental SAB de CV	296,905	3,375,555
#	Becle SAB de CV	386,428	719,803
*	Cemex SAB de CV	11,931,285	9,892,190
*	Cemex SAB de CV, Sponsored ADR	66,225	548,343
#	Coca-Cola Femsa SAB de CV	384,690	3,656,136
*	Controladora AXTEL SAB de CV	3,493,876	39,381
	El Puerto de Liverpool SAB de CV, Class C1	195,263	1,369,671
	Fomento Economico Mexicano SAB de CV	808,793	10,952,293
	Gruma SAB de CV, Class B	230,560	4,313,414
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	13,894	2,165,936
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	239,840	3,734,545
	Grupo Aeroportuario del Sureste SAB de CV, ADR	16,899	4,940,254
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	87,032
#	Grupo Bimbo SAB de CV, Class A	745,854	3,391,368
#	Grupo Carso SAB de CV	715,740	6,702,668
#	Grupo Comercial Chedraui SA de CV	258,877	1,751,216
#	Grupo Elektra SAB de CV	26,239	1,759,125
	Grupo Financiero Banorte SAB de CV, Class O	1,427,805	14,518,209
*	Grupo Financiero Inbursa SAB de CV, Class O	1,677,965	4,960,338
	Grupo Mexico SAB de CV, Class B	2,030,191	10,465,011
# *	Industrias Penoles SAB de CV	178,764	2,347,826
	Kimberly-Clark de Mexico SAB de CV, Class A	1,754,900	3,984,632
	Orbia Advance Corp. SAB de CV	2,004,707	3,990,429
	Organizacion Soriana SAB de CV, Class B	235,830	478,196
# *	Sitios Latinoamerica SAB de CV	738,062	275,302
	Wal-Mart de Mexico SAB de CV	2,505,757	10,349,723
TOTAL MEXICO			123,875,315
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	85,734
	Cia de Minas Buenaventura SAA, ADR	53,274	808,167
	Credicorp Ltd.	31,912	4,736,698
TOTAL PERU			5,630,599

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	$676,787
	Aboitiz Power Corp.	1,003,100	676,949
	ACEN Corp.	5,359,179	403,965
	Alliance Global Group, Inc.	130,000	26,209
	Ayala Corp.	135,852	1,636,904
	Ayala Land, Inc.	2,952,618	1,784,284
	Bank of the Philippine Islands	1,531,782	3,001,637
	BDO Unibank, Inc.	1,864,754	4,800,413
*	Bloomberry Resorts Corp.	648,400	128,922
	DMCI Holdings, Inc.	2,646,800	505,295
	Emperador, Inc.	1,154,200	421,278
	Globe Telecom, Inc.	35,502	1,096,090
	International Container Terminal Services, Inc.	610,640	2,640,411
	JG Summit Holdings, Inc.	2,332,219	1,586,892
	Jollibee Foods Corp.	322,780	1,456,289
	Manila Electric Co.	109,980	707,678
	Metropolitan Bank & Trust Co.	2,790,068	2,826,176
Ω	Monde Nissin Corp.	1,131,100	176,839
	PLDT, Inc.	68,405	1,546,918
	San Miguel Corp.	1,172,320	2,249,424
	San Miguel Food & Beverage, Inc.	85,800	75,261
	Semirara Mining & Power Corp.	633,300	348,272
	SM Investments Corp.	102,383	1,634,514
	SM Prime Holdings, Inc.	4,187,410	2,547,194
	Union Bank of the Philippines	168,728	133,961
	Universal Robina Corp.	748,170	1,483,816
TOTAL PHILIPPINES			34,572,378
POLAND — (1.1%)
*	Alior Bank SA	88,877	1,671,673
* Ω	Allegro.eu SA	152,856	1,153,925
	Asseco Poland SA	18,549	337,895
	Bank Handlowy w Warszawie SA	27,699	714,512
*	Bank Millennium SA	370,946	776,633
	Bank Polska Kasa Opieki SA	134,988	5,192,460
	Budimex SA	12,588	2,153,609
#	CD Projekt SA	48,769	1,273,009
*	Cyfrowy Polsat SA	125,179	338,854
* Ω	Dino Polska SA	30,321	3,272,473
*	ING Bank Slaski SA	23,288	1,463,737
	Inter Cars SA	4,701	641,718
	KGHM Polska Miedz SA	117,906	3,284,936
	KRUK SA	17,088	1,934,724
	LPP SA	607	2,359,220
*	mBank SA	12,455	1,655,563
	Orange Polska SA	653,211	1,395,231
	ORLEN SA	466,052	7,266,883
*	Pepco Group NV	112,921	618,276
*	PGE Polska Grupa Energetyczna SA	809,340	1,704,265
	Powszechna Kasa Oszczednosci Bank Polski SA	380,602	4,829,089
	Powszechny Zaklad Ubezpieczen SA	290,412	3,496,607
#	Santander Bank Polska SA	14,447	1,749,846
*	Tauron Polska Energia SA	153,591	140,400
TOTAL POLAND			49,425,538
QATAR — (0.9%)
	Barwa Real Estate Co.	242,593	191,793
	Commercial Bank PSQC	2,682,431	3,864,069

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Industries Qatar QSC	491,115	$1,614,974
	Masraf Al Rayan QSC	5,096,954	3,287,415
	Mesaieed Petrochemical Holding Co.	3,448,812	1,589,949
	Ooredoo QPSC	1,362,199	3,998,747
	Qatar Electricity & Water Co. QSC	382,308	1,818,141
	Qatar Fuel QSC	385,631	1,660,889
	Qatar Gas Transport Co. Ltd.	3,814,849	3,634,230
	Qatar International Islamic Bank QSC	796,197	2,278,779
	Qatar Islamic Bank SAQ	676,500	3,618,090
	Qatar National Bank QPSC	3,144,150	13,373,553
	Qatar Navigation QSC	79,171	224,597
TOTAL QATAR			41,155,226
RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC, ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC, GDR	15,415	0
* ††	Novolipetsk Steel PJSC, GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC, GDR	90,265	0
* ††	Polyus PJSC, GDR	20,177	0
* ††	Rostelecom PJSC, Sponsored ADR	88,099	0
* ††	RusHydro PJSC, ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO, GDR	67,875	0
* ††	Tatneft PJSC, Sponsored ADR	122,269	0
* ††	VTB Bank PJSC, GDR	1,705,908	0
SAUDI ARABIA — (4.0%)
	Abdullah Al Othaim Markets Co.	358,570	1,311,125
	ACWA Power Co.	34,294	2,189,852
	Advanced Petrochemical Co.	32,071	325,285
	Al Rajhi Bank	1,034,714	23,097,826
	Alinma Bank	705,159	7,766,808
	Almarai Co. JSC	162,255	2,469,872
	Arab National Bank	674,523	4,485,145
	Arabian Internet & Communications Services Co.	23,048	2,010,955
	Bank AlBilad	456,377	5,410,699
*	Bank Al-Jazira	398,533	2,141,255
	Banque Saudi Fransi	491,263	5,224,693
	Bupa Arabia for Cooperative Insurance Co.	68,848	3,790,719
	Co. for Cooperative Insurance	58,079	1,897,558
	Dallah Healthcare Co.	6,980	307,347
*	Dar Al Arkan Real Estate Development Co.	538,809	1,862,222
	Dr Sulaiman Al Habib Medical Services Group Co.	43,103	3,331,957
	Etihad Etisalat Co.	795,045	11,049,618
	Jarir Marketing Co.	724,740	2,942,661
	Mobile Telecommunications Co. Saudi Arabia	664,405	2,363,343
	Mouwasat Medical Services Co.	105,608	3,337,536
	Nahdi Medical Co.	29,756	1,115,823
*	Rabigh Refining & Petrochemical Co.	487,229	1,185,127
	Riyad Bank	1,187,499	8,962,437
	SABIC Agri-Nutrients Co.	164,552	5,610,529
	Sahara International Petrochemical Co.	464,013	3,885,176
*	Saudi Arabian Mining Co.	576,234	7,111,030
Ω	Saudi Arabian Oil Co.	1,399,216	11,398,140

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Awwal Bank	774,741	$7,401,377
	Saudi Basic Industries Corp.	401,180	8,316,298
	Saudi Electricity Co.	366,509	1,849,377
	Saudi Industrial Investment Group	390,623	2,110,816
	Saudi Investment Bank	403,064	1,673,673
*	Saudi Kayan Petrochemical Co.	805,267	1,967,095
	Saudi National Bank	1,307,965	14,125,405
*	Saudi Research & Media Group	42,250	2,336,020
	Saudi Tadawul Group Holding Co.	23,963	1,319,626
	Saudi Telecom Co.	1,272,380	13,845,534
	Savola Group	355,646	4,260,087
	Yanbu National Petrochemical Co.	267,708	2,738,096
TOTAL SAUDI ARABIA			188,528,142
SOUTH AFRICA — (2.6%)
	Absa Group Ltd.	665,789	5,813,348
	Anglo American Platinum Ltd.	30,706	1,299,979
	Aspen Pharmacare Holdings Ltd.	422,830	4,370,635
	Bid Corp. Ltd.	133,634	3,234,303
	Bidvest Group Ltd.	382,266	5,027,185
	Capitec Bank Holdings Ltd.	41,839	4,456,148
	Clicks Group Ltd.	295,205	4,745,177
	Discovery Ltd.	494,863	3,658,430
	Exxaro Resources Ltd.	324,653	3,234,396
	FirstRand Ltd.	2,891,904	10,473,668
	Gold Fields Ltd., Sponsored ADR	610,003	9,028,044
	Harmony Gold Mining Co. Ltd.	220,307	1,377,082
	Harmony Gold Mining Co. Ltd., Sponsored ADR	251,806	1,558,679
	Impala Platinum Holdings Ltd.	925,071	3,590,804
	Investec Ltd.	260,424	1,718,506
	Kumba Iron Ore Ltd.	42,784	1,258,658
	Mr Price Group Ltd.	110,396	1,009,350
	MTN Group Ltd.	1,300,541	6,615,386
*	MultiChoice Group	81,802	326,998
	Naspers Ltd., Class N	33,426	5,606,340
	Nedbank Group Ltd.	416,704	4,838,145
	NEPI Rockcastle NV	435,581	2,930,695
	Ninety One Ltd.	225,714	499,484
	Northam Platinum Holdings Ltd.	303,245	2,044,019
	Old Mutual Ltd.	2,819,377	1,876,241
	OUTsurance Group Ltd.	148,919	332,924
Ω	Pepkor Holdings Ltd.	2,392,047	2,459,663
	Sanlam Ltd.	1,021,800	3,899,946
	Sasol Ltd.	55,178	479,260
#	Sasol Ltd., Sponsored ADR	384,657	3,288,817
	Shoprite Holdings Ltd.	295,830	4,287,341
#	Sibanye Stillwater Ltd.	3,241,131	3,906,011
#	Sibanye Stillwater Ltd., ADR	200,858	972,153
	Standard Bank Group Ltd.	723,678	7,703,998
	Vodacom Group Ltd.	363,401	1,809,254
	Woolworths Holdings Ltd.	1,130,428	4,193,288
TOTAL SOUTH AFRICA			123,924,355
SOUTH KOREA — (12.8%)
*	Advanced Nano Products Co. Ltd.	1,547	109,594
*	Alteogen, Inc.	18,171	1,049,124
*	Amorepacific Corp.	10,827	955,048
*	Amorepacific Group	32,258	592,759

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	BGF retail Co. Ltd.	9,471	$1,002,390
	BNK Financial Group, Inc.	332,888	1,872,256
	Caregen Co. Ltd.	4,876	78,187
*	Celltrion Pharm, Inc.	12,687	966,488
	Celltrion, Inc.	69,592	9,338,559
	Cheil Worldwide, Inc.	71,063	978,066
	CJ CheilJedang Corp.	16,750	3,657,701
*	CJ Corp.	29,487	2,071,125
*	CJ ENM Co. Ltd.	3,160	168,797
*	CJ Logistics Corp.	15,251	1,552,066
# *	Classys, Inc.	17,370	399,623
*	CosmoAM&T Co. Ltd.	18,500	1,828,835
*	Cosmochemical Co. Ltd.	923	19,607
*	Coway Co. Ltd.	70,066	2,906,317
#	CS Wind Corp.	16,801	715,590
# *	Daejoo Electronic Materials Co. Ltd.	3,936	202,971
# *	Daewoo Engineering & Construction Co. Ltd.	293,226	862,310
# *	DB HiTek Co. Ltd.	45,779	1,697,132
*	DB Insurance Co. Ltd.	88,416	5,832,432
*	DL E&C Co. Ltd.	33,796	1,051,174
*	Dongjin Semichem Co. Ltd.	30,624	881,653
*	Dongkuk CM Co. Ltd.	4,274	21,158
*	Dongkuk Holdings Co. Ltd.	6,863	38,366
	Dongsuh Cos., Inc.	12,744	164,975
*	Dongwon Industries Co. Ltd.	6,077	169,430
	Doosan Bobcat, Inc.	99,311	3,782,162
*	Doosan Co. Ltd.	4,825	326,267
*	Doosan Enerbility Co. Ltd.	282,845	3,267,410
# *	Doosan Fuel Cell Co. Ltd.	22,430	346,895
*	Ecopro BM Co. Ltd.	24,638	3,910,833
# *	Ecopro Co. Ltd.	10,538	3,930,931
*	E-MART, Inc.	20,339	1,183,440
*	Eo Technics Co. Ltd.	2,200	281,444
*	F&F Co. Ltd.	17,453	926,864
#	Fila Holdings Corp.	50,748	1,545,986
*	Green Cross Corp.	3,210	259,193
*	GS Holdings Corp.	91,789	3,183,181
*	GS Retail Co. Ltd.	84,736	1,414,186
	Hana Financial Group, Inc.	460,124	16,452,856
*	Hanall Biopharma Co. Ltd.	3,277	75,622
*	Hanjin Kal Corp.	14,952	819,452
*	Hankook Tire & Technology Co. Ltd.	120,758	4,621,905
*	Hanmi Pharm Co. Ltd.	6,435	1,561,239
*	Hanmi Science Co. Ltd.	7,766	228,171
*	Hanmi Semiconductor Co. Ltd.	29,634	1,292,331
	Hanon Systems	189,149	882,811
*	Hansol Chemical Co. Ltd.	9,131	1,366,691
*	Hanwha Aerospace Co. Ltd.	25,410	2,624,175
*	Hanwha Corp.	49,305	1,003,262
*	Hanwha Life Insurance Co. Ltd.	349,192	792,719
*	Hanwha Ocean Co. Ltd.	34,654	569,495
*	Hanwha Solutions Corp.	117,929	2,929,662
*	Hanwha Systems Co. Ltd.	19,918	229,737
	HD Hyundai Co. Ltd.	55,777	2,972,895
*	HD Hyundai Electric Co. Ltd.	19,156	1,467,025
*	HD Hyundai Heavy Industries Co. Ltd.	1,807	153,967
# *	HD Hyundai Infracore Co. Ltd.	128,752	742,362
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,541	3,100,377
# *	Hite Jinro Co. Ltd.	24,304	381,729

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	HL Mando Co. Ltd.	61,636	$1,617,995
# *	HLB, Inc.	75,771	3,821,779
*	HMM Co. Ltd.	398,652	5,729,582
#	Hotel Shilla Co. Ltd.	31,789	1,384,663
*	Hugel, Inc.	1,763	200,273
*	HYBE Co. Ltd.	4,789	722,053
*	Hyosung Advanced Materials Corp., Class C	436	106,529
*	Hyosung Corp.	5,270	247,834
*	Hyosung Heavy Industries Corp.	1,100	140,861
*	Hyosung TNC Corp.	1,689	379,878
*	Hyundai Autoever Corp.	4,697	519,353
*	Hyundai Department Store Co. Ltd.	4,142	166,559
*	Hyundai Elevator Co. Ltd.	15,545	473,047
*	Hyundai Engineering & Construction Co. Ltd.	84,807	2,194,880
*	Hyundai Glovis Co. Ltd.	25,662	3,360,249
*	Hyundai Marine & Fire Insurance Co. Ltd.	108,528	2,756,404
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	797,097
	Hyundai Mobis Co. Ltd.	43,227	6,775,983
	Hyundai Motor Co.	100,199	14,573,970
*	Hyundai Rotem Co. Ltd.	64,563	1,361,527
*	Hyundai Steel Co.	109,899	2,752,045
*	Hyundai Wia Corp.	14,329	622,992
*	Industrial Bank of Korea	382,925	3,592,761
*	ISC Co. Ltd.	2,714	155,810
*	IsuPetasys Co. Ltd.	33,993	693,896
	JB Financial Group Co. Ltd.	153,345	1,315,773
*	JYP Entertainment Corp.	27,914	1,570,984
*	Kakao Corp.	86,689	3,390,040
# *	Kakao Games Corp.	22,186	405,328
*	KakaoBank Corp.	39,992	812,845
*	Kangwon Land, Inc.	82,285	923,203
	KB Financial Group, Inc.	425,389	18,052,528
	KB Financial Group, Inc., ADR	13,649	576,943
	KCC Corp.	4,724	870,099
*	KEPCO Engineering & Construction Co., Inc.	6,591	323,080
# *	KEPCO Plant Service & Engineering Co. Ltd.	13,138	333,767
*	Kia Corp.	207,178	15,913,561
# *	KIWOOM Securities Co. Ltd.	25,930	1,874,215
*	Kolon Industries, Inc.	4,690	142,665
*	Korea Aerospace Industries Ltd.	66,596	2,509,126
*	Korea Electric Power Corp.	93,653	1,388,772
*	Korea Gas Corp.	24,489	484,261
*	Korea Investment Holdings Co. Ltd.	51,532	2,366,153
	Korea Zinc Co. Ltd.	5,317	1,883,600
*	Korean Air Lines Co. Ltd.	231,801	3,897,251
*	Krafton, Inc.	18,286	2,932,278
*	KT Corp., Sponsored ADR	82,100	1,082,899
	KT&G Corp.	64,034	4,348,822
*	Kum Yang Co. Ltd.	11,179	653,081
*	Kumho Petrochemical Co. Ltd.	27,384	2,553,508
*	L&F Co. Ltd.	12,065	1,286,385
*	LEENO Industrial, Inc.	10,832	1,611,625
	LG Chem Ltd.	25,330	8,214,134
*	LG Corp.	73,098	4,488,474
# *	LG Display Co. Ltd., ADR	308,074	1,327,799
*	LG Display Co. Ltd.	131,809	1,145,433
	LG Electronics, Inc.	168,961	11,777,305
	LG H&H Co. Ltd.	10,518	2,383,905
	LG Innotek Co. Ltd.	17,762	2,533,323

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG Uplus Corp.	431,096	$3,300,590
*	LIG Nex1 Co. Ltd.	10,665	836,800
*	Lotte Chemical Corp.	14,897	1,457,160
# *	Lotte Chilsung Beverage Co. Ltd.	1,353	138,948
# *	Lotte Corp.	34,062	739,886
	Lotte Energy Materials Corp.	13,179	309,741
*	LOTTE Fine Chemical Co. Ltd.	19,897	740,312
*	Lotte Shopping Co. Ltd.	12,790	786,360
*	LS Corp.	26,657	1,813,433
*	LS Electric Co. Ltd.	20,340	1,069,372
	LX Semicon Co. Ltd.	4,493	260,165
	Macquarie Korea Infrastructure Fund	313,238	2,920,429
	Medytox, Inc.	2,010	288,584
*	Meritz Financial Group, Inc.	116,552	5,983,797
*	Mirae Asset Securities Co. Ltd.	333,586	1,961,388
*	NAVER Corp.	38,269	5,706,751
*	NCSoft Corp.	10,513	1,551,612
* Ω	Netmarble Corp.	21,359	931,046
*	NH Investment & Securities Co. Ltd., Class C	205,648	1,631,676
	NongShim Co. Ltd.	4,096	1,159,799
*	OCI Co. Ltd.	8,288	569,740
# *	OCI Holdings Co. Ltd.	6,892	537,560
	Orion Corp.	26,184	1,811,041
*	Ottogi Corp.	466	139,690
*	Pan Ocean Co. Ltd.	528,083	1,438,345
# *	Paradise Co. Ltd.	24,370	230,490
*	Pearl Abyss Corp.	18,229	445,150
# *	Posco DX Co. Ltd.	34,123	1,454,207
# *	POSCO Future M Co. Ltd.	8,327	1,568,513
	POSCO Holdings, Inc.	32,797	10,405,840
*	Posco International Corp.	36,221	1,421,774
# *	Rainbow Robotics	3,386	363,182
	S-1 Corp.	21,407	914,310
# *	Sam Chun Dang Pharm Co. Ltd.	5,104	244,563
* Ω	Samsung Biologics Co. Ltd.	8,360	5,262,388
	Samsung C&T Corp.	44,105	4,556,265
*	Samsung Card Co. Ltd.	26,138	645,650
	Samsung Electro-Mechanics Co. Ltd.	43,089	4,481,296
	Samsung Electronics Co. Ltd.	2,900,217	157,588,596
*	Samsung Engineering Co. Ltd.	187,057	3,120,013
*	Samsung Fire & Marine Insurance Co. Ltd.	46,477	9,196,852
*	Samsung Heavy Industries Co. Ltd.	214,336	1,168,154
	Samsung Life Insurance Co. Ltd.	63,894	3,320,288
	Samsung SDI Co. Ltd.	30,009	8,328,206
	Samsung SDS Co. Ltd.	24,988	2,841,650
	Samsung Securities Co. Ltd.	118,110	3,319,850
	SFA Engineering Corp.	10,979	222,212
	Shinhan Financial Group Co. Ltd.	397,068	12,166,199
#	Shinhan Financial Group Co. Ltd., ADR	46,849	1,437,796
*	Shinsegae, Inc.	10,056	1,297,306
*	SK Biopharmaceuticals Co. Ltd.	9,334	648,322
# *	SK Bioscience Co. Ltd.	11,921	566,540
	SK Hynix, Inc.	224,569	22,488,484
* Ω	SK IE Technology Co. Ltd.	8,931	495,018
*	SK Innovation Co. Ltd.	57,169	4,981,960
*	SK Networks Co. Ltd.	242,361	1,182,569
	SK Telecom Co. Ltd.	55,517	2,087,364
	SK, Inc.	40,728	5,582,887
*	SKC Co. Ltd.	12,904	739,822

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SL Corp.	24,615	$589,118
*	SM Entertainment Co. Ltd.	9,331	531,017
	S-Oil Corp.	68,687	3,492,064
*	Solus Advanced Materials Co. Ltd.	11,014	92,594
*	Soulbrain Co. Ltd.	4,534	914,267
#	Ssangyong C&E Co. Ltd.	149,934	676,861
*	ST Pharm Co. Ltd.	787	36,404
*	Studio Dragon Corp.	791	27,140
# *	Taihan Electric Wire Co. Ltd.	19,467	135,929
*	Wemade Co. Ltd.	6,379	244,058
# *	WONIK IPS Co. Ltd.	19,600	443,114
	Woori Financial Group, Inc.	941,593	9,762,770
*	Youngone Corp.	41,496	1,489,711
*	Yuhan Corp.	22,682	1,002,528
TOTAL SOUTH KOREA			602,627,709
TAIWAN — (18.2%)
	Accton Technology Corp.	331,000	5,568,265
	Acer, Inc.	3,398,811	4,991,471
#	Advanced Energy Solution Holding Co. Ltd.	35,000	705,604
	Advantech Co. Ltd.	175,089	1,887,321
	Airtac International Group	71,602	2,145,894
	Alchip Technologies Ltd.	30,000	3,721,198
	AP Memory Technology Corp.	18,000	299,630
	ASE Technology Holding Co. Ltd.	1,741,782	7,531,072
	Asia Cement Corp.	2,725,758	3,456,578
#	Asia Vital Components Co. Ltd.	298,000	4,047,234
	ASMedia Technology, Inc.	19,000	1,123,501
	ASPEED Technology, Inc.	31,300	3,074,276
	Asustek Computer, Inc.	627,180	8,905,522
	AUO Corp.	7,868,498	4,598,349
	Bizlink Holding, Inc.	57,551	423,535
	Bora Pharmaceuticals Co. Ltd.	55,255	1,181,970
	Catcher Technology Co. Ltd.	738,429	4,588,406
	Cathay Financial Holding Co. Ltd.	4,347,393	6,113,432
	Chailease Holding Co. Ltd.	1,343,356	7,436,178
	Chang Hwa Commercial Bank Ltd.	4,967,946	2,773,375
	Cheng Shin Rubber Industry Co. Ltd.	2,472,965	3,585,659
	Chicony Electronics Co. Ltd.	810,497	4,249,617
	Chicony Power Technology Co. Ltd.	91,000	424,439
#	China Airlines Ltd.	5,524,536	3,588,352
*	China Development Financial Holding Corp.	13,997,045	5,373,706
	China Motor Corp.	207,000	755,266
	China Steel Corp.	10,174,932	8,153,507
#	Chipbond Technology Corp.	797,000	1,833,446
#	Chroma ATE, Inc.	372,000	2,377,561
	Chung-Hsin Electric & Machinery Manufacturing Corp.	562,000	2,134,523
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	4,177,430
	Chunghwa Telecom Co. Ltd.	683,000	2,589,192
	Compal Electronics, Inc.	5,016,541	5,753,252
	Compeq Manufacturing Co. Ltd.	1,312,000	2,909,920
	CTBC Financial Holding Co. Ltd.	10,705,175	9,711,857
	Delta Electronics, Inc.	835,486	7,476,425
	E Ink Holdings, Inc.	487,000	3,229,640
	E.Sun Financial Holding Co. Ltd.	10,308,774	8,136,605
	Eclat Textile Co. Ltd.	142,402	2,485,380
	Elite Material Co. Ltd.	219,000	3,217,244
	eMemory Technology, Inc.	41,000	3,656,769
	Eternal Materials Co. Ltd.	768,161	703,022

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Eva Airways Corp.	4,933,758	$4,973,141
	Evergreen Marine Corp. Taiwan Ltd.	1,232,289	5,910,753
	Far Eastern International Bank	488,111	190,195
#	Far Eastern New Century Corp.	3,841,085	3,789,787
	Far EasTone Telecommunications Co. Ltd.	1,898,000	4,871,826
#	Faraday Technology Corp.	132,000	1,744,631
	Farglory Land Development Co. Ltd.	48,000	87,842
	Feng TAY Enterprise Co. Ltd.	431,666	2,225,678
	First Financial Holding Co. Ltd.	9,962,974	8,454,777
	Formosa Chemicals & Fibre Corp.	3,067,518	5,537,999
#	Formosa Petrochemical Corp.	487,000	1,156,608
#	Formosa Plastics Corp.	2,604,153	5,984,463
	Formosa Sumco Technology Corp.	91,000	470,291
	Formosa Taffeta Co. Ltd.	685,000	527,047
#	Fortune Electric Co. Ltd.	50,000	707,194
	Foxconn Technology Co. Ltd.	1,025,627	1,651,623
	Fubon Financial Holding Co. Ltd.	3,846,812	7,907,310
#	Genius Electronic Optical Co. Ltd.	112,695	1,432,684
	Getac Holdings Corp.	303,000	996,377
	Giant Manufacturing Co. Ltd.	408,810	2,326,916
#	Gigabyte Technology Co. Ltd.	303,000	2,998,361
#	Global Unichip Corp.	58,000	2,847,608
	Globalwafers Co. Ltd.	286,000	5,283,739
#	Gold Circuit Electronics Ltd.	370,000	2,707,383
	Great Wall Enterprise Co. Ltd.	293,000	539,845
	Highwealth Construction Corp.	1,266,768	1,602,168
	Hiwin Technologies Corp.	382,291	2,683,335
	Hon Hai Precision Industry Co. Ltd.	5,740,322	18,777,875
	Hotai Finance Co. Ltd.	220,400	853,371
	Hotai Motor Co. Ltd.	99,960	2,024,994
*	HTC Corp.	191,000	298,382
	Hua Nan Financial Holdings Co. Ltd., Class C	7,414,500	5,107,469
	Innolux Corp.	10,267,469	5,339,909
#	International Games System Co. Ltd., Class C	146,000	3,862,529
#	Inventec Corp.	2,220,550	3,899,992
	Jentech Precision Industrial Co. Ltd.	50,000	1,196,869
#	Jinan Acetate Chemical Co. Ltd.	32,538	873,037
#	King Slide Works Co. Ltd.	24,000	797,011
	King Yuan Electronics Co. Ltd.	1,733,000	4,629,222
	King's Town Bank Co. Ltd.	329,000	428,095
	Largan Precision Co. Ltd.	78,860	6,252,391
	Lien Hwa Industrial Holdings Corp.	926,685	1,919,543
	Lite-On Technology Corp.	1,573,410	5,448,896
	Lotes Co. Ltd.	108,700	3,429,035
#	Lotus Pharmaceutical Co. Ltd.	164,000	1,460,435
#	Macronix International Co. Ltd.	1,985,074	1,849,434
	Makalot Industrial Co. Ltd.	187,000	2,145,116
	MediaTek, Inc.	759,995	23,451,636
	Mega Financial Holding Co. Ltd.	5,090,817	6,115,192
	Merida Industry Co. Ltd.	185,287	1,014,755
	Micro-Star International Co. Ltd.	878,000	5,092,422
	Mitac Holdings Corp.	16,000	22,997
#	momo.com, Inc.	89,100	1,236,796
	Nan Ya Plastics Corp.	2,451,599	4,751,221
#	Nan Ya Printed Circuit Board Corp.	384,000	2,772,265
	Nanya Technology Corp.	1,217,010	2,669,227
	Nien Made Enterprise Co. Ltd.	221,000	2,362,569
	Novatek Microelectronics Corp.	336,000	5,473,339
#	Nuvoton Technology Corp.	211,000	863,604

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Oneness Biotech Co. Ltd.	160,423	$883,678
	Parade Technologies Ltd.	62,000	2,199,582
	Pegatron Corp.	1,946,345	5,130,895
# *	PharmaEssentia Corp.	197,869	1,986,787
	Phison Electronics Corp.	169,000	2,838,227
	Pou Chen Corp.	2,506,487	2,523,248
#	Powerchip Semiconductor Manufacturing Corp.	3,965,000	3,409,212
	Powertech Technology, Inc.	1,161,819	5,393,961
	Poya International Co. Ltd.	53,430	880,333
	President Chain Store Corp.	347,831	2,932,685
	Qisda Corp.	1,617,000	2,402,089
	Quanta Computer, Inc.	1,089,000	8,610,739
	Radiant Opto-Electronics Corp.	584,000	2,582,647
	Realtek Semiconductor Corp.	201,950	3,022,261
	Ruentex Development Co. Ltd.	1,531,101	1,744,112
	Ruentex Industries Ltd.	715,214	1,370,441
#	Sanyang Motor Co. Ltd.	546,000	1,227,721
	Shanghai Commercial & Savings Bank Ltd.	3,038,718	4,294,745
	Shihlin Electric & Engineering Corp.	191,000	739,685
*	Shin Kong Financial Holding Co. Ltd.	13,833,712	3,704,008
	Silergy Corp.	221,000	2,719,789
#	Simplo Technology Co. Ltd.	216,000	2,795,278
	Sinbon Electronics Co. Ltd.	178,000	1,465,484
#	Sino-American Silicon Products, Inc.	758,000	4,634,726
	SinoPac Financial Holdings Co. Ltd.	9,849,762	6,027,779
	Standard Foods Corp.	320,418	383,138
	Synnex Technology International Corp.	1,370,343	3,146,275
#	TA Chen Stainless Pipe	2,423,787	2,866,235
	Taichung Commercial Bank Co. Ltd.	3,482,151	1,745,817
	Taishin Financial Holding Co. Ltd.	10,808,066	5,920,783
	Taiwan Business Bank	7,957,784	3,391,263
	Taiwan Cement Corp.	5,147,701	5,238,986
	Taiwan Cooperative Financial Holding Co. Ltd.	7,386,083	5,992,302
	Taiwan FamilyMart Co. Ltd.	48,000	288,864
	Taiwan Fertilizer Co. Ltd.	723,000	1,569,971
# *	Taiwan Glass Industry Corp.	1,080,375	620,582
	Taiwan High Speed Rail Corp.	1,359,000	1,282,278
	Taiwan Mobile Co. Ltd.	1,040,300	3,251,811
	Taiwan Secom Co. Ltd.	197,670	735,321
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	272,267,664
*	Tatung Co. Ltd.	1,748,000	2,438,911
	Teco Electric & Machinery Co. Ltd.	1,579,000	2,315,791
	Tripod Technology Corp.	614,870	3,671,503
	Tung Ho Steel Enterprise Corp.	135,040	318,306
#	Unimicron Technology Corp.	1,357,000	7,613,147
	Union Bank of Taiwan	908,700	410,929
	Uni-President Enterprises Corp.	5,135,033	11,866,460
	United Microelectronics Corp.	6,239,000	9,718,229
#	Vanguard International Semiconductor Corp.	1,550,000	3,636,872
#	Via Technologies, Inc.	67,000	296,642
	VisEra Technologies Co. Ltd.	117,000	1,051,363
#	Voltronic Power Technology Corp.	75,224	3,216,791
#	Walsin Lihwa Corp.	2,911,818	3,287,696
	Walsin Technology Corp.	395,000	1,353,989
#	Wan Hai Lines Ltd.	901,747	1,407,894
#	Win Semiconductors Corp.	360,034	1,774,037
	Winbond Electronics Corp.	4,066,257	3,534,450
* ††	Wintek Corp.	604,760	0
	Wistron Corp.	2,488,699	9,111,929

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wistron NeWeb Corp.	317,172	$1,445,094
#	Wiwynn Corp.	53,000	3,736,542
	WPG Holdings Ltd.	1,859,039	5,175,384
#	WT Microelectronics Co. Ltd.	276,945	1,391,192
	Yageo Corp.	316,055	5,559,123
	Yang Ming Marine Transport Corp.	2,844,000	4,336,602
#	YFY, Inc.	1,334,000	1,276,298
	Yuanta Financial Holding Co. Ltd.	8,914,591	7,685,214
#	Yulon Finance Corp.	463,023	2,581,013
	Yulon Motor Co. Ltd.	668,496	1,478,258
#	Zhen Ding Technology Holding Ltd.	971,700	3,128,234
TOTAL TAIWAN			856,164,127
THAILAND — (2.0%)
	Advanced Info Service PCL	733,300	4,526,607
	AEON Thana Sinsap Thailand PCL	158,300	675,990
	Airports of Thailand PCL	1,898,400	3,197,221
	AP Thailand PCL	3,278,700	988,855
#	Asset World Corp. PCL	5,732,900	643,138
	B Grimm Power PCL	545,600	426,761
	Bangchak Corp. PCL	1,987,700	2,353,137
	Bangkok Bank PCL	529,400	2,104,021
	Bangkok Bank PCL, NVDR	126,700	503,550
	Bangkok Chain Hospital PCL	1,275,700	812,651
	Bangkok Dusit Medical Services PCL, Class F	4,797,300	3,718,575
	Bangkok Expressway & Metro PCL	4,096,299	848,645
	Bangkok Life Assurance PCL, NVDR	618,200	332,820
	Banpu PCL	13,409,666	2,343,455
	Banpu Power PCL	603,200	246,534
#	Berli Jucker PCL	1,078,600	720,536
	Betagro PCL	69,400	43,036
	BTS Group Holdings PCL	5,069,500	857,360
	Bumrungrad Hospital PCL	283,600	1,918,512
	Carabao Group PCL, Class F	259,900	551,264
	Central Pattana PCL	882,500	1,610,651
*	Central Plaza Hotel PCL	262,600	321,982
	Central Retail Corp. PCL	1,073,050	1,005,677
#	CH Karnchang PCL	1,238,600	750,614
	Charoen Pokphand Foods PCL	3,633,123	1,904,759
#	Chularat Hospital PCL, Class F	5,003,300	417,441
#	Com7 PCL, Class F	1,057,300	631,802
	CP ALL PCL	2,280,200	3,358,197
	Delta Electronics Thailand PCL	1,481,200	3,287,844
	Electricity Generating PCL	167,500	620,851
	Energy Absolute PCL	1,002,700	1,123,454
#	Global Power Synergy PCL, Class F	282,900	392,723
	Gulf Energy Development PCL	1,161,100	1,423,659
	Hana Microelectronics PCL	680,700	916,170
	Home Product Center PCL	3,733,413	1,104,949
	Indorama Ventures PCL	1,588,800	1,056,886
	Intouch Holdings PCL, Class F	341,400	709,696
	IRPC PCL	12,257,000	673,699
*	Jasmine Technology Solution PCL	12,900	28,089
	JMT Network Services PCL	445,153	257,223
	Kasikornbank PCL	135,100	456,966
	Kasikornbank PCL, NVDR	5,500	18,603
	KCE Electronics PCL	1,016,100	1,274,511
	Kiatnakin Phatra Bank PCL	304,700	418,691
	Krung Thai Bank PCL	1,429,987	640,879

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Krungthai Card PCL	660,700	$814,759
#	Land & Houses PCL	6,942,300	1,496,966
	MBK PCL	225,100	101,518
	Mega Lifesciences PCL	451,400	547,113
	Minor International PCL	2,438,883	2,096,707
	MK Restaurants Group PCL	299,100	305,613
	Muangthai Capital PCL	900,700	1,078,987
	Ngern Tid Lor PCL	1,737,787	1,067,825
	Osotspa PCL	1,167,500	684,490
	Plan B Media Pcl, Class F	2,571,100	637,747
*	PSG Corp. PCL	7,016,500	122,619
	PTT Exploration & Production PCL	1,189,455	5,029,054
	PTT Global Chemical PCL	1,601,325	1,512,068
	PTT Oil & Retail Business PCL	1,302,700	664,615
	PTT PCL	6,973,400	6,633,845
	Ramkhamhaeng Hospital PCL, Class F	61,800	56,613
	Ratch Group PCL	792,000	675,301
	SCB X PCL	355,366	1,041,732
	SCG Packaging PCL	907,200	805,491
*	SCGJWD Logistics PCL	76,700	29,835
	Siam Cement PCL	323,300	2,460,461
	Siam City Cement PCL	110,389	418,500
#	Siam Global House PCL	1,311,345	561,833
	SISB PCL	198,800	211,534
	Srisawad Corp. PCL	876,072	975,403
	Star Petroleum Refining PCL	2,397,900	567,750
	Supalai PCL	1,764,100	979,572
	Thai Oil PCL	1,294,517	1,997,740
	Thai Union Group PCL, Class F	3,173,640	1,359,716
	Thanachart Capital PCL	314,900	450,459
	Thonburi Healthcare Group PCL	422,300	562,432
	Tisco Financial Group PCL	239,500	668,325
	TMBThanachart Bank PCL	23,842,097	1,202,941
	TOA Paint Thailand PCL	732,000	435,352
*	True Corp. PCL	13,693,286	2,335,125
	TTW PCL	1,073,800	292,077
	WHA Corp. PCL	9,104,200	1,216,374
TOTAL THAILAND			94,317,176
TURKEY — (0.9%)
	Akbank TAS	2,613,434	3,401,932
	Aksa Enerji Uretim AS	237,721	282,070
	Alarko Holding AS	118,668	418,166
	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,644	1,083,869
	Arcelik AS	76,332	355,775
	Aselsan Elektronik Sanayi Ve Ticaret AS	414,276	690,458
	BIM Birlesik Magazalar AS	255,274	3,201,121
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,514	110,971
	Borusan Yatirim ve Pazarlama AS	3,253	279,020
	Coca-Cola Icecek AS	71,761	1,265,936
	Dogan Sirketler Grubu Holding AS	1,113,296	484,704
	Dogus Otomotiv Servis ve Ticaret AS	81,648	733,044
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	9,173	14,215
Ω	Enerjisa Enerji AS	161,809	296,133
	Enka Insaat ve Sanayi AS	775,859	950,129
*	Eregli Demir ve Celik Fabrikalari TAS	656,157	930,377
	Ford Otomotiv Sanayi AS	45,341	1,317,003
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	103,483	264,924
# *	Gubre Fabrikalari TAS	23,608	113,295

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Hektas Ticaret TAS	342,812	$200,888
	Is Yatirim Menkul Degerler AS, Class A	610,951	695,343
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	88,932	64,535
	Kiler Holding AS	19,833	24,784
	KOC Holding AS	472,649	2,496,270
	Kontrolmatik Enerji Ve Muhendislik AS	55,851	445,921
*	Konya Cimento Sanayii AS	70	17,695
	Koza Altin Isletmeleri AS	342,314	233,818
	Migros Ticaret AS	59,911	805,789
	Nuh Cimento Sanayi AS	25,381	265,417
*	Otokar Otomotiv Ve Savunma Sanayi AS	33,601	539,569
# *	Oyak Cimento Fabrikalari AS	147,377	306,487
*	Pegasus Hava Tasimaciligi AS	50,300	1,243,396
*	Petkim Petrokimya Holding AS	1,033,711	738,665
	Politeknik Metal Sanayi ve Ticaret AS	19	12,592
*	Sasa Polyester Sanayi AS	266,173	337,484
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,761	65,771
	Sok Marketler Ticaret AS	133,688	280,242
*	TAV Havalimanlari Holding AS	190,894	867,932
	Tofas Turk Otomobil Fabrikasi AS	84,552	685,879
*	Turk Hava Yollari AO	306,328	2,745,887
*	Turk Telekomunikasyon AS	280,668	301,939
	Turk Traktor ve Ziraat Makineleri AS	26,403	702,907
	Turkcell Iletisim Hizmetleri AS	812,664	1,832,389
#	Turkiye Garanti Bankasi AS	369,940	774,242
	Turkiye Is Bankasi AS, Class C	2,062,152	1,738,800
	Turkiye Petrol Rafinerileri AS	622,493	3,066,924
	Turkiye Sigorta AS	29,434	46,522
	Turkiye Sise ve Cam Fabrikalari AS	597,215	968,674
*	Turkiye Vakiflar Bankasi TAO, Class D	723,445	336,800
	Yapi ve Kredi Bankasi AS	2,835,254	2,036,421
TOTAL TURKEY			41,073,124
UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	2,898,956	7,103,447
	Abu Dhabi Islamic Bank PJSC	1,652,183	5,042,659
	Abu Dhabi National Oil Co. for Distribution PJSC	2,602,586	2,514,351
	ADNOC Drilling Co. PJSC	1,539,462	1,537,221
	Aldar Properties PJSC	3,252,643	4,511,120
*	Alpha Dhabi Holding PJSC	343,700	1,663,052
	Dubai Electricity & Water Authority PJSC	3,010,961	2,058,117
	Dubai Islamic Bank PJSC	4,822,301	8,297,882
	Emaar Properties PJSC	6,070,441	12,273,650
	Emirates Integrated Telecommunications Co. PJSC	100,687	154,899
	Emirates NBD Bank PJSC	2,150,805	10,358,272
	Emirates Telecommunications Group Co. PJSC	1,840,642	9,606,569
	Fertiglobe PLC	373,591	283,425
	First Abu Dhabi Bank PJSC	2,173,515	8,665,130
*	International Holding Co. PJSC	23,954	2,607,133
*	Multiply Group PJSC	2,650,360	2,081,102
TOTAL UNITED ARAB EMIRATES			78,758,029
UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC	234,046	4,123,891
TOTAL COMMON STOCKS			4,611,873,659

The Emerging Markets Series
CONTINUED
	Shares	Value»
PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
Banco Bradesco SA, 7.254%	2,373,138	$7,352,589
Centrais Eletricas Brasileiras SA Class B, 3.258%	103,746	959,898
Cia Energetica de Minas Gerais, 11.204%	1,094,369	2,544,633
Companhia Paranaense de Energia Class B, 3.301%	1,103,566	2,256,403
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.606%	122,300	632,186
Gerdau SA, 7.607%	474,363	2,014,492
Itau Unibanco Holding SA, 3.834%	2,043,095	13,517,813
Petroleo Brasileiro SA, 7.820%	2,952,047	24,101,869
Raizen SA, 6.959%	988,890	764,462
TOTAL BRAZIL		54,144,345
CHILE — (0.0%)
Embotelladora Andina SA Class B, 7.290%	241,331	614,916
COLOMBIA — (0.0%)
Banco Davivienda SA, 4.620%	15,931	89,433
Grupo Aval Acciones y Valores SA, 7.689%	1,051,967	139,128
Grupo de Inversiones Suramericana SA, 7.805%	84,488	355,833
TOTAL COLOMBIA		584,394
SOUTH KOREA — (0.0%)
* Hanwha Solutions Corp.	409	7,139
TOTAL PREFERRED STOCKS		55,350,794
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Localiza Rent a Car SA Rights 02/05/2024	890	1,617
SOUTH KOREA — (0.0%)
* LG Display Co. Ltd. Rights 03/07/2024	41,901	49,603
* Taihan Electric Wire Co. Ltd. Rights 03/12/2024	9,758	11,479
TOTAL SOUTH KOREA		61,082
UNITED STATES — (0.0%)
* LG Display Co. Ltd. Rights 03/01/2024	97,937	12,732
TOTAL RIGHTS/WARRANTS		75,431
TOTAL INVESTMENT SECURITIES (Cost $2,972,010,099)		4,667,299,884

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	3,763,621	43,537,564
TOTAL INVESTMENTS — (100.0%)
(Cost $3,015,547,406)^^			$4,710,837,448

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.

The Emerging Markets Series
CONTINUED
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2024, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	139	03/15/24	$32,388,870	$33,849,975	$1,461,105
Total Futures Contracts			$32,388,870	$33,849,975	$1,461,105
Summary of the Series' investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$185,364,512	—	—	$185,364,512
Chile	8,199,645	$13,628,608	—	21,828,253
China	137,077,478	894,908,614	—	1,031,986,092
Colombia	4,569,478	96,226	—	4,665,704
Czech Republic	—	8,271,818	—	8,271,818
Egypt	144,360	1,971,111	—	2,115,471
Greece	—	25,658,833	—	25,658,833
Hungary	—	13,262,848	—	13,262,848
India	31,024,058	851,768,771	$1,048,174	883,841,003
Indonesia	—	90,448,785	—	90,448,785
Kuwait	22,411,230	3,141,286	—	25,552,516
Malaysia	—	74,702,215	—	74,702,215
Mexico	123,875,315	—	—	123,875,315
Peru	5,630,599	—	—	5,630,599
Philippines	—	34,572,378	—	34,572,378
Poland	—	49,425,538	—	49,425,538
Qatar	—	41,155,226	—	41,155,226
Saudi Arabia	—	188,528,142	—	188,528,142
South Africa	14,847,693	109,076,662	—	123,924,355
South Korea	4,425,437	598,202,272	—	602,627,709
Taiwan	4,177,430	851,986,697	—	856,164,127
Thailand	85,697,767	8,619,409	—	94,317,176
Turkey	—	41,073,124	—	41,073,124
United Arab Emirates	—	78,758,029	—	78,758,029
United Kingdom	4,123,891	—	—	4,123,891
Preferred Stocks
Brazil	54,144,345	—	—	54,144,345
Chile	—	614,916	—	614,916
Colombia	584,394	—	—	584,394
South Korea	—	7,139	—	7,139
Rights/Warrants
Brazil	—	1,617	—	1,617
South Korea	—	61,082	—	61,082
United States	—	12,732	—	12,732

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$43,537,564	—	$43,537,564
Futures Contracts**	$1,461,105	—	—	1,461,105
TOTAL	$687,758,737	$4,023,491,642	$1,048,174^	$4,712,298,553
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At January 31, 2024, the Trust consisted of ten operational portfolios, of which three (the “Series”) are included in this document and are “Master Funds” in a master-feeder structure.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Series  entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At January 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$16,521,922
The DFA International Value Series	10,427,434
The Emerging Markets Series	3,087,254
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series' financial statements.
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series' shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series' until the 2024 annual shareholder reports, and will have no effect on the Series' accounting policies or financial statements.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.